UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Bond Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 1.3%
Bombardier Inc.,
7.500%, 3–15–18 (A)	$13,350	$14,818
Honeywell International Inc.,
5.000%, 2–15–19	5,000	5,713

		20,531

Apparel Retail – 1.1%
Limited Brands, Inc.:
8.500%, 6–15–19	3,000	3,480
7.000%, 5–1–20	10,676	11,850
5.625%, 2–15–22	1,710	1,736

		17,066

Automobile Manufacturers – 0.5%
Nissan Motor Acceptance Corporation,
1.950%, 9–12–17 (A)	7,000	6,952

Biotechnology – 1.1%
Amgen Inc.:
6.150%, 6–1–18	12,500	14,716
5.700%, 2–1–19	2,000	2,295

		17,011

Brewers – 2.3%
Anheuser-Busch InBev Worldwide Inc.:
5.375%, 1–15–20	12,000	13,829
2.500%, 7–15–22	2,000	1,866
SABMiller plc,
6.500%, 7–15–18 (A)	15,000	17,797

		33,492

Broadcasting – 1.5%
CBS Corporation,
8.875%, 5–15–19	13,076	16,845
NBCUniversal Media, LLC,
5.150%, 4–30–20	5,297	6,028

		22,873

Cable & Satellite – 3.0%
Comcast Cable Communications, Inc.,
8.500%, 5–1–27	5,250	7,115
Comcast Corporation,
5.150%, 3–1–20	7,000	8,000
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.000%, 3–1–21	9,650	10,160
3.800%, 3–15–22	6,500	6,240
Time Warner Inc.,
4.750%, 3–29–21	12,250	13,171

		44,686

Chemicals – 0.0%
Georgia Gulf Corporation,
4.875%, 5–15–23 (A)	727	691

Coal & Consumable Fuels – 1.3%
Joy Global Inc.,
6.000%, 11–15–16	14,350	16,219
Peabody Energy Corporation,
6.500%, 9–15–20	3,000	3,008

		19,227

Computer Hardware – 0.5%
Apple Inc.:
2.400%, 5–3–23	4,275	3,963
3.850%, 5–4–43	3,800	3,379

		7,342

Consumer Finance – 2.2%
Capital One Financial Corporation,
6.750%, 9–15–17	15,000	17,663
Ford Motor Credit Company LLC,
4.250%, 9–20–22	16,000	15,717

		33,380

Data Processing & Outsourced Services – 2.4%
Alliance Data Systems Corporation:
5.250%, 12–1–17 (A)	8,428	8,681
6.375%, 4–1–20 (A)	5,685	5,856
Fidelity National Financial, Inc.,
6.600%, 5–15–17	11,430	12,664
Western Union Company (The),
3.650%, 8–22–18	10,000	10,258

		37,459

Distillers & Vintners – 1.0%
Diageo Capital plc,
5.750%, 10–23–17	13,500	15,523

Diversified Banks – 4.1%
Bank of America Corporation:
5.650%, 5–1–18	8,000	8,885
7.625%, 6–1–19	9,000	10,812
HSBC Holdings plc,
5.100%, 4–5–21	16,000	17,569
U.S. Bancorp,
4.125%, 5–24–21	10,000	10,651
Wachovia Corporation,
5.750%, 2–1–18	13,500	15,543

		63,460

Diversified Chemicals – 1.9%
Dow Chemical Company (The):
8.550%, 5–15–19	11,207	14,293
4.250%, 11–15–20	2,000	2,105
E.I. du Pont de Nemours and Company,
5.750%, 3–15–19	9,000	10,528
Eagle Spinco Inc.,
4.625%, 2–15–21 (A)	727	698

		27,624

Diversified Metals & Mining – 1.1%
Freeport-McMoRan Copper & Gold Inc.,
3.100%, 3–15–20 (A)	3,000	2,771
Rio Tinto Finance (USA) Limited,
3.750%, 9–20–21	13,500	13,325

		16,096

Drug Retail – 0.4%
Walgreen Co.,
3.100%, 9–15–22	7,000	6,630

Education Services – 0.2%
Trustees of Princeton University (The),
4.950%, 3–1–19	3,000	3,445

Electric Utilities – 1.5%
Detroit Edison Company (The),
3.900%, 6–1–21	11,625	12,368
PacifiCorp,
2.950%, 2–1–22	11,000	10,807

		23,175

Electrical Components & Equipment – 0.2%
Emerson Electric Co.,
4.875%, 10–15–19	2,500	2,849

Electronic Manufacturing Services – 1.1%
Jabil Circuit, Inc.:
8.250%, 3–15–18	9,350	10,963
5.625%, 12–15–20	5,480	5,672

		16,635

Environmental & Facilities Services – 2.0%
Republic Services, Inc.,
4.750%, 5–15–23	15,000	15,864
Waste Management, Inc.,
4.600%, 3–1–21	13,299	14,269

		30,133

Forest Products – 1.0%
Georgia-Pacific, LLC,
5.400%, 11–1–20 (A)	14,000	15,604

Health Care Services – 1.8%
Medco Health Solutions, Inc.:
7.125%, 3–15–18	9,000	10,839
4.125%, 9–15–20	5,500	5,655
Quest Diagnostics Incorporated,
3.200%, 4–1–16	11,000	11,410

		27,904

Health Care Supplies – 0.4%
DENTSPLY International Inc.,
4.125%, 8–15–21	5,500	5,581

Home Improvement Retail – 1.1%
Home Depot, Inc. (The),
4.400%, 4–1–21	15,000	16,457

Household Appliances – 0.1%
Controladora Mabe, S.A. de C.V.,
6.500%, 12–15–15 (A)	2,000	2,015

Household Products – 0.9%
Procter & Gamble Company (The),
8.000%, 9–1–24	10,000	14,064

Independent Finance – 0.5%
Fidelity National Information Services, Inc.,
3.500%, 4–15–23	3,750	3,385
John Deere Capital Corporation,
2.800%, 1–27–23	5,000	4,739

		8,124

Industrial – Other – 0.8%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	12,945	12,039

Industrial Conglomerates – 1.7%
General Electric Capital Corporation:
5.625%, 5–1–18	13,000	14,906
6.000%, 8–7–19	5,000	5,802
Westinghouse Electric Corporation,
8.875%, 6–14–14	4,500	4,803

		25,511

Integrated Oil & Gas – 0.6%
Shell International Finance B.V.,
4.375%, 3–25–20	8,500	9,444

Integrated Telecommunication Services – 1.2%
AT&T Inc.,
5.800%, 2–15–19	4,320	5,008
Verizon Communications Inc.,
8.750%, 11–1–18	10,454	13,620

		18,628

Investment Banking & Brokerage – 0.9%
Goldman Sachs Group, Inc. (The),
5.375%, 3–15–20	13,000	14,100

IT Consulting & Other Services – 0.3%
International Business Machines Corporation,
7.625%, 10–15–18	4,000	5,088

Life & Health Insurance – 1.0%
MetLife, Inc.,
6.817%, 8–15–18	13,000	15,741

Multi-Utilities – 3.1%
Dominion Resources, Inc., Ser B,
2.750%, 9–15–22	11,675	10,872
Dominion Resources, Inc., Ser F,
5.250%, 8–1–33	7,500	8,155
Duke Energy Carolinas, LLC,
4.300%, 6–15–20	3,250	3,535
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	7,000	7,342
NorthWestern Corporation,
6.340%, 4–1–19	7,000	8,421

Pacific Gas and Electric Company,
3.500%, 10–1–20	8,000	8,330

		46,655

Office Electronics – 1.1%
Xerox Corporation,
6.350%, 5–15–18	14,100	16,154

Oil & Gas Equipment & Services – 2.0%
Baker Hughes Incorporated,
3.200%, 8–15–21	3,000	3,036
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
6.500%, 1–31–19	5,000	5,963
4.050%, 2–15–22	5,000	5,107
Halliburton Company:
6.150%, 9–15–19	7,000	8,437
6.750%, 2–1–27	4,950	6,121
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
3.300%, 9–14–21 (A)	2,500	2,511

		31,175

Oil & Gas Exploration & Production – 0.4%
Petrohawk Energy Corporation,
6.250%, 6–1–19	5,000	5,488

Oil & Gas Storage & Transportation – 1.5%
DCP Midstream Operating, LP (GTD by DCP Midstream Partners, LP),
3.875%, 3–15–23	3,000	2,812
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (A)	8,404	8,803
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	4,500	4,714
Tennessee Gas Pipeline Company,
7.000%, 3–15–27	6,000	7,289

		23,618

Other Diversified Financial Services – 1.8%
ING Bank N.V.,
4.000%, 3–15–16 (A)	7,000	7,383
JPMorgan Chase & Co.,
6.000%, 1–15–18	17,000	19,393

		26,776

Packaged Foods & Meats – 0.9%
Kraft Foods Inc.,
5.375%, 2–10–20	12,000	13,454

Paper Products – 0.0%
Westvaco Corporation,
7.500%, 6–15–27	624	690

Pharmaceuticals – 1.2%
GlaxoSmithKline Capital Inc.,
5.650%, 5–15–18	14,000	16,230
Novartis Capital Corporation,
4.400%, 4–24–20	2,000	2,220

		18,450

Property & Casualty Insurance – 0.7%
Berkshire Hathaway Inc.,
3.750%, 8–15–21	10,000	10,307

Railroads – 1.7%
Burlington Northern Santa Fe, LLC:
3.450%, 9–15–21	4,000	4,009
3.050%, 3–15–22	9,000	8,754
3.050%, 9–1–22	2,000	1,929
Kansas City Southern de Mexico, S.A. de C.V.,
2.350%, 5–15–20 (A)	12,350	11,940

		26,632

Restaurants – 1.2%
YUM! Brands, Inc.,
6.250%, 3–15–18	15,810	18,278

Retail Stores – 1.0%
Dollar General Corporation,
3.250%, 4–15–23	17,000	15,515

Semiconductors – 0.9%
Broadcom Corporation,
2.700%, 11–1–18	13,090	13,390

Soft Drinks – 0.2%
Bottling Group, LLC,
5.125%, 1–15–19	2,800	3,187

Specialized Finance – 1.1%
CME Group Inc.,
3.000%, 9–15–22	18,000	16,936

Specialty Chemicals – 0.9%
Lubrizol Corporation (The),
8.875%, 2–1–19	10,285	13,515

Systems Software – 1.3%
CA, Inc.,
5.375%, 12–1–19	13,000	14,131
Oracle Corporation,
2.500%, 10–15–22	5,600	5,161

		19,292

Trucking – 0.2%
Penske Truck Leasing Co., L.P.,
2.875%, 7–17–18 (A)	3,000	3,029

Water Utilities – 0.2%
California Water Service Company,
5.875%, 5–1–19	3,000	3,454

Wireless Telecommunication Service – 2.1%
America Movil, S.A.B. de C.V.,
5.000%, 3–30–20	12,000	12,874
American Tower Corporation,
5.900%, 11–1–21	14,000	15,569
Crown Castle International Corp.,
5.250%, 1–15–23	2,844	2,730

		31,173

TOTAL CORPORATE DEBT SECURITIES – 66.5%		$1,013,748
(Cost: $975,140)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.4%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1–15–38	5,718	5,791

Non-Agency REMIC/CMO – 0.4%
MASTR Adjustable Rate Mortgage Trust 2005-1,
3.465%, 3–25–35 (B)	4,892	264
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7–12–38 (B)	6,000	6,200
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
2.575%, 2–25–34 (B)	2,333	280
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.499%, 3–25–34 (B)	3,239	393

		7,137

TOTAL MORTGAGE-BACKED SECURITIES – 0.8%		$12,928
(Cost: $21,692)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10–1–18	3,985	$4,656

New York – 0.4%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	4,032	5,743

TOTAL MUNICIPAL BONDS – TAXABLE – 0.7%		$10,399
(Cost: $8,066)

OTHER GOVERNMENT SECURITIES
Canada – 0.8%
Province de Quebec,
7.140%, 2–27–26 (B)	9,200	12,321

Israel – 1.0%
State of Israel,
4.000%, 6–30–22	15,000	15,254

TOTAL OTHER GOVERNMENT SECURITIES – 1.8%		$27,575
(Cost: $24,249)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.4%
Federal Farm Credit Bank,
4.600%, 1–29–20	7,500	8,614
Federal Home Loan Bank:
2.000%, 2–14–28 (B)	30,000	28,518

		37,132

Mortgage-Backed Obligations – 13.5%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	3,236	3,470
5.000%, 5–15–23	2,966	3,244
5.000%, 9–15–31 (C)	30	—	*
2.500%, 12–15–41	15,420	15,543
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.186%, 12–25–20	12,635	13,632
5.000%, 6–1–21	760	814
6.000%, 7–1–22	781	857
5.000%, 6–1–23	4,040	4,372
4.000%, 7–1–25	4,769	5,000
4.500%, 6–15–27	2,046	2,110
4.500%, 5–15–32	5,287	5,448
5.500%, 10–1–35	1,112	1,202
4.000%, 11–15–36	3,474	3,707
4.500%, 5–15–39	1,173	1,222
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–18	3,919	4,190
4.000%, 11–25–32	546	578
3.500%, 8–25–33	1,154	1,206
4.500%, 12–25–34	629	649
4.000%, 10–15–35	6,743	6,931
3.000%, 10–15–36	16,852	17,236
5.500%, 11–25–36 (C)	6,547	900
4.500%, 3–25–37	446	450
5.500%, 4–25–37	3,189	3,483
4.000%, 3–25–39	1,723	1,803
2.000%, 4–25–39	15,039	14,820
4.000%, 5–25–39	4,415	4,665
4.500%, 8–15–39	7,180	7,524
4.500%, 6–25–40	3,609	3,877
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.424%, 2–1–16	5,193	5,733
5.508%, 4–1–17	7,311	8,040
3.850%, 3–1–18 (C)	4,875	5,287
4.950%, 4–1–19	1,920	2,118
4.500%, 9–1–19	2,538	2,689
5.500%, 10–1–21	5,173	5,578
5.500%, 11–1–22	1,942	2,095
5.000%, 9–1–23	4,301	4,613
5.000%, 4–1–24	1,513	1,641

4.000%, 12–1–31	10,970	11,455
5.000%, 6–25–32	130	131
5.500%, 2–1–35	3,035	3,391
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7–20–40	8,605	8,711
2.000%, 3–16–42	14,623	14,408

		204,823

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 15.9%		$241,955
(Cost: $244,543)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 8.2%
United States Treasury Bonds,
8.000%, 11–15–21	8,900	12,895
United States Treasury Notes:
3.625%, 2–15–21	25,000	27,771
3.125%, 5–15–21	22,000	23,609
1.750%, 5–15–22	15,000	14,292
1.625%, 11–15–22	50,000	46,641

		125,208

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 8.2%		$125,208
(Cost: $123,422)

SHORT-TERM SECURITIES
Commercial Paper – 5.1%
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.),
0.120%, 7–25–13 (D)	3,000	3,000
Ecolab Inc.:
0.250%, 8–1–13 (D)	9,000	8,998
0.240%, 8–12–13 (D)	4,500	4,499
Exxon Mobil Corporation,
0.050%, 7–24–13 (D)	1,000	1,000
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.110%, 7–24–13 (D)	10,000	9,999
Kellogg Co.,
0.170%, 7–2–13 (D)	15,000	14,999
Kroger Co. (The),
0.300%, 7–8–13 (D)	7,000	7,000
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.120%, 7–24–13 (D)	10,000	9,999
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.080%, 7–3–13 (D)	8,600	8,600
Virginia Electric and Power Company,
0.260%, 7–24–13 (D)	10,000	9,998

		78,092

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (E)	1,174	1,174

TOTAL SHORT-TERM SECURITIES – 5.2%		$79,266
(Cost: $79,267)

TOTAL INVESTMENT SECURITIES – 99.1%		$1,511,079
(Cost: $1,476,379)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		13,184

NET ASSETS – 100.0%		$1,524,263

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $115,292 or 7.6% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at June 30, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$1,013,748	$—
Mortgage-Backed Securities	—	12,928	—
Municipal Bonds	—	10,399	—
Other Government Securities	—	27,575	—
United States Government Agency Obligations	—	241,955	—
United States Government Obligations	—	125,208	—
Short-Term Securities	—	79,266	—
Total	$—	$1,511,079	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,476,379

Gross unrealized appreciation	67,026
Gross unrealized depreciation	(32,326)

Net unrealized appreciation	$34,700

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.980%, 7–19–13	$8,000	$8,000
0.420%, 7–22–13 (A)	18,500	18,500
0.200%, 8–22–13	6,500	6,500
0.800%, 9–10–13	25,550	25,550
Bank of America, N.A.:
0.230%, 7–18–13	16,100	16,100
0.220%, 8–19–13	37,500	37,500
Citibank, N.A.:
0.220%, 8–1–13	36,000	36,000
0.270%, 9–25–13	14,000	14,000
0.270%, 9–26–13	5,000	5,000

Total Certificate Of Deposit – 13.6%		167,150
Commercial Paper
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.120%, 8–23–13 (B)	5,000	4,999
Anheuser-Busch InBev Worldwide Inc. (GTD by AB INBEV/BBR/COB):
0.180%, 7–23–13 (B)	17,934	17,932
0.230%, 8–19–13 (B)	7,000	6,998
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.100%, 7–22–13 (B)	4,500	4,500
0.120%, 8–19–13 (B)	20,000	19,997
COFCO Capital Corp. (GTD by Rabobank Nederland),
0.200%, 7–18–13 (B)	15,000	14,999
Corporacion Andina de Fomento:
0.200%, 9–18–13 (B)	4,400	4,398
0.430%, 10–8–13 (B)	7,200	7,191
0.390%, 10–28–13 (B)	31,000	30,960
0.310%, 11–26–13 (B)	16,000	15,980
Danaher Corporation,
0.110%, 7–23–13 (B)	30,000	29,998
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.120%, 7–31–13 (B)	6,000	5,999
ICICI Bank Limited (GTD by Bank of America, N.A.):
0.270%, 7–1–13 (B)	17,000	17,000
0.320%, 7–23–13 (B)	10,000	9,998
0.300%, 9–30–13 (B)	22,000	21,983
ICICI Bank Limited (GTD by Wells Fargo Bank, N.A.),
0.220%, 7–24–13 (B)	11,500	11,498
Illinois Tool Works Inc.,
0.090%, 7–9–13 (B)	7,000	7,000
J.P. Morgan Chase & Co.,
0.360%, 7–22–13 (A)(B)	8,525	8,525
L Air Liquide S.A.:
0.140%, 7–19–13 (B)	29,646	29,644
0.150%, 7–23–13 (B)	2,700	2,700
0.140%, 8–2–13 (B)	5,000	4,999
0.180%, 9–20–13 (B)	22,500	22,491
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank, N.A.),
0.180%, 7–2–13 (B)	29,700	29,700
Muni Impvt Corp of Los Angeles, Lease Rev (GTD by JPMorgan Chase & Co.),
0.140%, 8–8–13 (B)	7,000	7,000

Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Assoc Proj), Ser 1987-A (GTD by U.S. Bank, N.A.),
0.120%, 7–15–13 (B)	10,000	10,000
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia),
0.150%, 7–31–13 (B)	3,193	3,193
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.160%, 7–31–13 (B)	18,950	18,947
St. Jude Medical, Inc.:
0.220%, 7–1–13 (B)	9,620	9,620
0.160%, 7–26–13 (B)	24,632	24,629
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.080%, 7–3–13 (B)	5,000	5,000
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank),
0.100%, 7–25–13 (B)	15,000	14,999
Wisconsin Electric Power Co.:
0.170%, 7–9–13 (B)	19,335	19,334
0.110%, 7–10–13 (B)	10,000	10,000

Total Commercial Paper – 36.7%		452,211
Master Note
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (C)	193	193

Total Master Note – 0.0%		193
Notes
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.350%, 8–2–13 (C)	15,500	15,500
0.310%, 8–8–13 (C)	20,365	20,365
0.290%, 9–12–13 (C)	17,500	17,500
Bank of Nova Scotia:
0.310%, 7–1–13 (C)	10,800	10,800
0.530%, 7–3–13 (C)	20,000	20,025
0.530%, 7–19–13 (C)	5,500	5,501
CA GO Bonds, Ser 2005A3 (GTD by Bank of America, N.A.),
0.070%, 7–7–13 (C)	8,430	8,430
Caterpillar Financial Services Corporation,
6.125%, 2–17–14	3,605	3,736
EPC – Allentown, LLC, Incr Var Rate Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.200%, 7–7–13 (C)	7,965	7,965
General Electric Capital Corporation,
2.100%, 1–7–14	17,774	17,929
IBM International Group Capital LLC (GTD by International Business Machines Corporation),
0.570%, 8–27–13 (C)	11,000	11,000
J.P. Morgan Chase & Co.:
0.360%, 7–22–13 (C)	9,100	9,100
1.070%, 7–24–13 (C)	8,900	8,938
0.350%, 9–7–13 (C)	21,700	21,700
2.050%, 1–24–14	1,000	1,009
4.650%, 6–1–14	9,158	9,507
Kimberly-Clark Corporation,
4.215%, 12–19–13	24,200	24,647
P&W Holdings, LLC, Var Rate Demand Bonds, Ser 2005 (GTD by Wells Fargo Bank, N.A.),
0.180%, 7–7–13 (C)	3,540	3,540

The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.),
0.200%, 7–7–13 (C)	16,280	16,280
Toyota Motor Credit Corporation:
0.320%, 7–1–13 (C)	15,000	15,000
1.375%, 8–12–13	750	751
0.270%, 8–22–13 (C)	36,000	36,000
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.200%, 7–7–13 (C)	10,518	10,518
Wells Fargo Bank, N.A.:
0.330%, 7–22–13 (C)	10,000	10,000
0.320%, 9–17–13 (C)	10,200	10,200

Total Notes – 25.7%		315,941

TOTAL CORPORATE OBLIGATIONS – 76.0%		$935,495
(Cost: $935,495)

MUNICIPAL OBLIGATIONS
California – 1.3%
CA Infra and Econ Dev Bank, Var Rate Dnd Rfdg Rev Bds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank, N.A.),
0.040%, 7–1–13 (C)	3,000	3,000
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.040%, 7–1–13 (C)	1,500	1,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government),
0.060%, 7–7–13 (C)	7,585	7,585
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government),
0.060%, 7–7–13 (C)	4,500	4,500

		16,585

Colorado – 2.3%
Castle Pines North Fin Corp, Var Rate Cert of Part, Ser 2009 (GTD by Wells Fargo Bank, N.A.),
0.140%, 7–7–13 (C)	2,880	2,880
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.),
0.140%, 7–7–13 (C)	15,000	15,000
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.),
0.080%, 7–7–13 (C)	7,240	7,240
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.):
0.150%, 7–7–13 (C)	2,000	2,000
0.320%, 7–7–13 (C)	800	800

		27,920

Georgia – 1.7%
Bartow, GA Dev Auth Pollutn Ctl Rev Bonds (GA Power Co Plant Proj), First Ser 1997,
0.080%, 7–1–13 (C)	2,000	2,000
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company),
0.080%, 7–1–13 (C)	19,117	19,117

		21,117

Illinois – 1.1%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank, N.A.),
0.050%, 7–7–13 (C)	7,850	7,850
IL Fin Auth, Var Rate Demand Rev Bonds (The CarleFndtn), Ser 2009 (GTD by JPMorgan Chase Bank, N.A.),
0.070%, 7–7–13 (C)	5,245	5,245

		13,095

Louisiana – 2.3%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.070%, 7–1–13 (C)	5,448	5,448
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.070%, 7–7–13 (C)	15,650	15,650
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)),
0.050%, 7–7–13 (C)	2,000	2,000
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation),
0.040%, 7–1–13 (C)	4,900	4,900

		27,998

Maryland – 0.8%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.160%, 7–7–13 (C)	10,550	10,550

Massachusetts – 0.4%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.),
0.050%, 7–7–13 (C)	4,500	4,500

Michigan – 0.2%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.070%, 7–1–13 (C)	2,500	2,500

Minnesota – 0.1%
Minneapolis, MN, Var Rate Demand Rev Bonds (People Serving People Proj), Ser 2000A,
0.080%, 7–1–13 (C)	1,870	1,870

Mississippi – 4.7%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.050%, 7–1–13 (C)	3,000	3,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.050%, 7–1–13 (C)	36,080	36,080
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation),
0.060%, 7–1–13 (C)	11,830	11,830

MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.060%, 7–1–13 (C)	4,900	4,900
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.060%, 7–1–13 (C)	2,000	2,000

		57,810

Missouri – 0.5%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.200%, 7–7–13 (C)	6,210	6,210

Montana – 0.3%
Great Falls, MT, Multifam Hsng Rev Bonds (Autumn Run Apt Proj), Ser 1998 (GTD by U.S. Bank, N.A.),
0.090%, 7–7–13 (C)	4,450	4,450

New York – 2.1%
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank, N.A.),
0.060%, 7–7–13 (C)	8,500	8,500
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation),
0.070%, 7–7–13 (C)	14,000	14,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012 A,
0.070%, 7–7–13 (C)	3,000	3,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.),
0.070%, 7–7–13 (C)	865	865

		26,365

Ohio – 0.5%
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp of Columbus), Ser 1996A (GTD by U.S. Bank, N.A.),
0.070%, 7–7–13 (C)	5,770	5,770

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.),
0.070%, 7–7–13 (C)	3,595	3,595

Texas – 4.2%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.060%, 7–7–13 (C)	21,980	21,980
Port Arthur Nav Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.070%, 7–1–13 (C)	11,525	11,525
Port Arthur Nav Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.070%, 7–1–13 (C)	17,800	17,800

		51,305

Washington – 0.2%
WA State Hsng Fin Comsn, Var Rate Demand Multifam Mtg Rev Bonds (Lake Washington Apt Proj), Ser 1996 (GTD by U.S. Bank, N.A.),
0.090%, 7–7–13 (C)	2,105	2,105

Wisconsin – 0.2%
WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank, N.A.),
0.060%, 7–7–13 (C)	2,200	2,200

Wyoming – 0.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.060%, 7–1–13 (C)	2,369	2,369

TOTAL MUNICIPAL OBLIGATIONS – 23.4%		$288,314
(Cost: $288,314)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government),
0.140%, 7–3–13 (C)	8,113	8,113
Totem Ocean Trailer Express, Inc. (GTD by United States Government),
0.520%, 7–30–13 (C)	9,872	9,872

Total United States Government Agency Obligations – 1.5%		17,985

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 1.5%		$17,985
(Cost: $17,985)

TOTAL INVESTMENT SECURITIES – 100.9%		$1,241,794
(Cost: $1,241,794)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9%)		(10,571)

NET ASSETS – 100.0%		$1,231,223

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(B)	Rate shown is the yield to maturity at June 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets or the next demand date.

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$935,495	$—
Municipal Obligations	—	288,314	—
United States Government Agency Obligations	—	17,985	—
Total	$—	$1,241,794	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronym is used throughout this schedule:

GTD = Guaranteed

SCHEDULE OF INVESTMENTS Global Bond Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Finance – 0.8%
Banco Latinoamericano de Comercio Exterior, S.A.	307	$6,880

Diversified Chemicals – 0.6%
Dow Chemical Company (The)	150	4,828

Electric Utilities – 2.0%
Alupar Investimento S.A. (A)(B)(C)(J)	424	3,603
PPL Corporation	314	9,491
Transmissora Alianca de Energia Eletrica S.A. (B)	417	4,049

		17,143

Integrated Oil & Gas – 0.8%
Royal Dutch Shell plc, Class A (B)	208	6,630

Oil & Gas Drilling – 0.5%
Seadrill Partners LLC	158	4,634

Pharmaceuticals – 1.9%
Bristol-Myers Squibb Company	134	5,977
GlaxoSmithKline plc (B)	397	9,948

		15,925

Semiconductors – 0.9%
Intel Corporation	306	7,419

Water Utilities – 0.3%
Aguas Andinas S.A. (B)	3,909	2,784

TOTAL COMMON STOCKS – 7.8%		$66,243
(Cost: $60,993)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.3%
Bombardier Inc.,
7.500%, 3–15–18 (C)	$3,900	4,329
Embraer Overseas Limited,
6.375%, 1–24–17	5,900	6,372

		10,701

Agricultural Products – 2.7%
CCL Finance Limited:
9.500%, 8–15–14 (C)	6,000	6,396
9.500%, 8–15–14	3,050	3,251
Corporacion Pesquera Inca S.A.C.:
9.000%, 2–10–17	6,835	7,177
9.000%, 2–10–17 (C)	5,000	5,250
Virgolino de Oliveira Finance Limited,
10.500%, 1–28–18 (C)	1,355	1,213

		23,287

Air Freight & Logistics – 0.0%
FedEx Corporation,
7.375%, 1–15–14	300	310

Airlines – 1.2%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20 (C)	4,500	4,140
GOL Finance:
9.250%, 7–20–20	4,550	3,731
TAM Capital 2 Inc.:
9.500%, 1–29–20	2,100	2,163

		10,034

Alternative Carriers – 0.4%
PCCW-HKT Capital No. 2 Limited,
6.000%, 7–15–13	3,750	3,757

Asset Management & Custody Banks – 1.2%
Bhira Investments Limited,
8.500%, 4–27–71	10,100	9,808

Auto Parts & Equipment – 0.3%
Schaeffler Finance B.V.,
7.750%, 2–15–17 (C)	2,500	2,763

Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation,
2.560%, 1–18–15 (D)	1,000	992

Automotive Manufacturers – 0.5%
Tenedora Nemak, S.A. de C.V.,
5.500%, 2–28–23 (C)	4,700	4,453

Brewers – 0.8%
Miller Brewing Company,
5.500%, 8–15–13	3,300	3,319
SABMiller plc,
5.700%, 1–15–14 (C)	3,000	3,080

		6,399

Broadcasting – 2.0%
Globo Comunicacoe e Participacoes S.A.:
5.307%, 5–11–22 (D)	3,250	3,339
6.250%, 12–20–49 (D)	13,111	13,373

		16,712

Coal & Consumable Fuels – 3.1%
Indo Energy Finance B.V.,
7.000%, 5–7–18 (C)	7,688	7,535
Indo Integrated Energy II B.V.,
9.750%, 11–5–16	6,060	6,393
PT Adaro Indonesia:
7.625%, 10–22–19	6,600	6,930
7.625%, 10–22–19 (C)	4,900	5,145

		26,003

Communications Equipment – 0.1%
BC Luxco 1 S.A.,
7.375%, 1–29–20 (C)	1,000	950

Construction & Engineering – 1.8%
Larsen & Toubro Limited, Convertible,
3.500%, 10–22–14	7,400	7,492
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (C)	1,995	2,015
Odebrecht Finance Ltd.,
9.625%, 4–9–14 (C)	6,000	6,330

		15,837

Construction Materials – 0.5%
CEMEX S.A.B. de C.V.,
9.000%, 1–11–18 (C)	4,150	4,358

Consumer Finance – 2.3%
Banco BMG S.A.:
9.150%, 1–15–16	1,200	1,224
9.150%, 1–15–16 (C)	300	306
Banco Latinoamericano de Comercio Exterior, S.A.,
3.750%, 4–4–17 (C)	13,200	13,365
SLM Corporation,
3.024%, 4–1–14 (D)	2,500	2,506
VEB Finance Limited,
5.375%, 2–13–17 (C)	2,125	2,207

		19,608

Diversified Banks – 8.4%
Banco Bradesco S.A.,
4.125%, 5–16–16 (C)		6,800	7,004
Banco Cruzeiro do Sul S.A.,
8.500%, 2–20–15 (C)(E)		7,500	2,213
Banco de Bogota S.A.,
5.000%, 1–15–17 (C)		1,400	1,449
Banco de Credito del Peru,
4.750%, 3–16–16 (C)		8,000	8,270
Banco Santander Brasil, S.A.,
4.500%, 4–6–15 (C)		2,250	2,261
Banco Santander Chile, S.A.,
6.500%, 9–22–20 (F)	CLP	4,454,000	8,635
Bancolombia S.A.,
4.250%, 1–12–16		$6,650	6,816
Hongkong and Shanghai Banking Corporation (The),
5.000%, 8–29–49 (D)		2,500	2,509
ICICI Bank Limited,
4.750%, 11–25–16 (C)		2,500	2,571
SB Capital S.A.,
5.499%, 7–7–15		2,000	2,114
State Bank of India:
4.500%, 10–23–14		3,950	4,055
4.125%, 8–1–17 (C)		2,400	2,377
3.250%, 4–18–18 (C)		4,500	4,214
VTB Capital S.A.,
6.000%, 4–12–17 (C)		16,645	17,311

			71,799

Diversified Metals & Mining – 4.2%
Anglo American Capital plc,
9.375%, 4–8–14 (C)		5,000	5,300
Glencore Funding LLC,
6.000%, 4–15–14 (C)		5,970	6,179
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14		6,750	7,193
Southern Peru Copper Corporation,
6.375%, 7–27–15 (C)		1,375	1,489
Suzano Trading Ltd,
5.875%, 1–23–21 (C)		6,750	6,345
Uralkali Finance Limited,
3.723%, 4–30–18 (C)		3,000	2,883
Vedanta Resources plc:
8.750%, 1–15–14		2,000	2,045
8.750%, 1–15–14		1,650	1,687
6.000%, 1–31–19 (C)		2,700	2,580

			35,701

Electric Utilities – 5.2%
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
9.750%, 8–15–21 (C)		5,445	2,450
Emgesa S.A. E.S.P.,
8.750%, 1–25–21 (F)	COP	20,786,000	11,899
Empresa Distribuidora y Comercializadora Norte S.A.,
9.750%, 10–25–22 (C)		$3,410	1,662
ENEL Finance International S.A.,
3.875%, 10–7–14 (C)		2,500	2,560
Listrindo Capital B.V.,
6.950%, 2–21–19 (C)		9,200	9,384
Majapahit Holding B.V.,
7.750%, 10–17–16		3,900	4,319
PPL Energy Supply, LLC,
6.300%, 7–15–13		700	701
Rural Electrification Corporation Limited,
4.250%, 1–25–16		4,300	4,394
RusHydro Finance Limited,
7.875%, 10–28–15 (F)	RUB	212,800	6,396
Tata Electric Companies,
8.500%, 8–19–17		$200	215

			43,980

Food Distributors – 1.3%
Olam International Limited:
5.750%, 9–20–17		3,300	2,989
7.500%, 8–12–20		9,150	8,475

			11,464

Gas Utilities – 0.4%
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (C)		2,000	1,745
7.875%, 5–14–17		1,950	1,701

			3,446

Household Appliances – 1.0%
Controladora Mabe, S.A. de C.V.:
6.500%, 12–15–15		4,400	4,433
6.500%, 12–15–15 (C)		4,100	4,131

			8,564

Independent Power Producers & Energy Traders – 1.8%
China Resources Power Holdings Company Limited,
3.750%, 8–3–15		8,650	8,888
Empresa Nacional de Electricidad S.A.,
8.350%, 8–1–13		3,000	3,016
TransAlta Corporation,
5.750%, 12–15–13		3,500	3,578

			15,482

Industrial Machinery – 0.3%
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8–15–13		2,125	2,139

Integrated Oil & Gas – 0.2%
Cenovus Energy Inc.,
4.500%, 9–15–14		2,000	2,088

Investment Banking & Brokerage –0.6%
Morgan Stanley:
3.470%, 5–1–14 (D)		1,000	1,017
1.000%, 2–11–16 (D)(F)	CNY	27,700	4,138

			5,155

Machinery – 0.6%
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20 (C)		$5,150	5,253

Marine – 1.9%
PB Issuer (No. 2) Limited, Convertible,
1.750%, 4–12–16		9,200	9,063
SCF Capital Limited:
5.375%, 10–27–17 (C)		4,000	3,880
5.375%, 10–27–17		3,925	3,807

			16,750

Multi-Utilities – 0.8%
Abu Dhabi National Energy Company PJSC,
6.600%, 8–1–13		2,000	2,008
Black Hills Corporation,
9.000%, 5–15–14		4,800	5,108

			7,116

Oil & Gas Drilling – 1.6%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (C)		2,707	2,735
Noble Group Limited,
4.875%, 8–5–15		700	725
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (C)		4,856	4,952
5.250%, 7–30–18		1,016	1,037
Schahin II Finance Company (SPV) Limited,
5.875%, 9–25–22 (C)		4,220	4,177

			13,626

Oil & Gas Exploration & Production – 3.9%
Anadarko Petroleum Corporation,
5.750%, 6–15–14		1,000	1,045
Essar Energy Investment Limited, Convertible,
4.250%, 2–1–16		13,500	11,070
Novatek Finance Limited:
5.326%, 2–3–16 (C)		8,200	8,590
7.750%, 2–21–17 (C)(F)	RUB	146,000	4,379
Pan American Energy LLC:
7.875%, 5–7–21 (C)		$4,000	3,850
7.875%, 5–7–21		1,650	1,588
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.500%, 9–30–14 (C)		3,000	3,135

			33,657

Oil & Gas Storage & Transportation – 4.1%
DCP Midstream, LLC,
9.700%, 12–1–13 (C)		5,000	5,176
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (F)	COP	18,938,000	10,545
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (C)		$5,463	5,722
Midcontinent Express Pipeline LLC,
5.450%, 9–15–14		3,500	3,613
Plains All American Pipeline, L.P., and PAA Finance Corp.,
5.625%, 12–15–13		400	409
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14		2,500	2,619
TransCapital Limited:
7.700%, 8–7–13		2,800	2,813
5.670%, 3–5–14 (C)		3,100	3,178

			34,075

Packaged Foods & Meats – 3.1%
BFF International Limited,
7.250%, 1–28–20 (C)		7,900	8,658
Bunge Limited Finance Corp.,
5.350%, 4–15–14		3,550	3,659
Cadbury Schweppes US Finance LLC,
5.125%, 10–1–13 (C)		6,000	6,063
JBS Finance II Ltd.,
8.250%, 1–29–18 (C)		7,900	8,019

			26,399

Paper Products – 2.6%
Fibria Overseas Finance Ltd.:
7.500%, 5–4–20 (C)		3,589	3,876
6.750%, 3–3–21 (C)		1,800	1,929
International Paper Company,
7.400%, 6–15–14		5,350	5,659
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (C)		6,600	6,937
4.375%, 5–15–23 (C)		1,600	1,531
IRSA Inversiones y Representaciones S.A.,
8.500%, 2–2–17		2,000	1,820

			21,752

Precious Metals & Minerals – 0.5%
ALROSA Finance S.A.,
8.875%, 11–17–14		4,000	4,323

Restaurants – 1.0%
Arcos Dorados B.V.,
7.500%, 10–1–19 (C)		1,575	1,679
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (F)	BRL	14,475	6,504

			8,183

Service – Other – 1.1%
Net Servicos de Comunicacao S.A.,
7.500%, 1–27–20		$8,349	9,100

Steel – 0.9%
ArcelorMittal,
9.500%, 2–15–15		2,250	2,458
Steel Capital S.A.,
6.250%, 7–26–16 (C)		5,400	5,616

			8,074

Telecommunications – 0.5%
TBG Global Pte. Ltd.,
4.625%, 4–3–18 (C)		4,400	4,202

Tobacco – 0.2%
B.A.T. International Finance plc,
8.125%, 11–15–13 (C)		1,500	1,539

Trading Companies & Distributors – 0.6%
CITIC Resources Finance (2007) Limited,
6.750%, 5–15–14 (C)		4,625	4,731

Wireless Telecommunication Service – 1.7%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14		3,000	3,084
3.625%, 3–30–15		2,000	2,064
Indosat Palapa Company B.V.,
7.375%, 7–29–20 (C)		750	803
Vimpel-Communications,
6.493%, 2–2–16 (C)		4,550	4,743
VimpleCom Holdings B.V.,
9.000%, 2–13–18 (C)(F)	RUB	120,000	3,598

			14,292

TOTAL CORPORATE DEBT SECURITIES – 66.8%			$568,862
(Cost: $578,184)

OTHER GOVERNMENT SECURITIES
Argentina – 1.1%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20		$297	273
Compania Latinoamericana de Infraestructura & Servicios S.A.,
9.500%, 12–15–16		2,985	1,851
Province of Buenos Aires (The),
11.750%, 10–5–15		8,750	7,219

			9,343

Brazil – 0.8%
OI S.A.,
9.750%, 9–15–16 (F)	BRL	16,500	6,840

Ireland – 0.2%
Russian Railways via RZD Capital Ltd,
8.300%, 4–2–19 (F)	RUB	68,000	2,073

Luxembourg – 0.2%
BC Luxco 1 S.A.,
7.375%, 1–29–20		$2,000	1,900

Supranational – 0.6%
Central American Bank for Economic Integration,
3.875%, 2–9–17 (C)		5,300	5,506

Venezuela – 2.2%
Corporacion Andina de Fomento,
3.750%, 1–15–16		16,810	17,743

TOTAL OTHER GOVERNMENT SECURITIES – 5.1%			$43,405
(Cost: $46,729)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.3%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–18 (G)		268	19
5.000%, 4–15–19 (G)		12	—	*
5.500%, 3–15–23 (G)		25	2
5.500%, 10–15–25 (G)		417	55
5.500%, 10–15–32 (G)		95	1
5.500%, 1–15–33 (G)		159	19
5.500%, 5–15–33 (G)		713	91
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.500%, 10–1–35		1,502	1,583
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–22 (G)		1,125	35
5.500%, 6–25–23 (G)		39	5
4.000%, 7–15–23 (G)		4,907	301

4.000%, 2–15–24 (G)	485	43
4.000%, 4–15–24 (G)	1,402	116
5.500%, 12–25–33 (G)	953	88
5.500%, 8–25–35 (G)	526	93
5.500%, 11–25–36 (G)	884	122
6.500%, 7–15–37 (G)	750	138
Government National Mortgage Association Agency REMIC/CMO:
7.000%, 5–20–33 (G)	921	213
5.000%, 7–20–33 (G)	361	20
5.500%, 11–20–33 (G)	70	4
5.500%, 7–20–35 (G)	4	—	*

		2,948

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.3%		$2,948
(Cost: $7,428)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 12.8%
United States Treasury Notes:
0.750%, 8–15–13	7,850	7,856
1.750%, 7–31–15	35,810	36,817
2.375%, 7–31–17	7,100	7,462
3.500%, 5–15–20	7,810	8,636
2.625%, 11–15–20	17,000	17,703
2.125%, 8–15–21	12,700	12,639
1.750%, 5–15–22	19,250	18,342

		109,455

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 12.8%		$109,455
(Cost: $108,056)

SHORT-TERM SECURITIES
Commercial Paper – 5.8%
Campbell Soup Company,
0.150%, 7–2–13 (H)	5,000	5,000
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.),
0.120%, 7–25–13 (H)	5,000	5,000
Clorox Company (The):
0.300%, 7–15–13 (H)	4,600	4,599
0.270%, 7–22–13 (H)	5,000	4,999
Danaher Corporation,
0.110%, 7–24–13 (H)	7,000	6,998
Ecolab Inc.,
0.220%, 7–16–13 (H)	5,000	5,000
Exxon Mobil Corporation:
0.050%, 7–24–13 (H)	5,000	5,000
0.080%, 7–30–13 (H)	6,000	6,000
Kroger Co. (The):
0.300%, 7–8–13 (H)	4,000	4,000
0.340%, 7–9–13 (H)	2,525	2,525

		49,121

Master Note – 0.4%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (I)	3,524	3,524

TOTAL SHORT-TERM SECURITIES – 6.2%		$52,645
(Cost: $52,645)

TOTAL INVESTMENT SECURITIES – 99.0%		$843,558
(Cost: $854,035)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		8,774

NET ASSETS – 100.0%		$852,332

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $296,273 or 34.8% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, CNY - Chinese Yuan Renminbi, COP- Columbian Peso and RUB - Russian Ruble).

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at June 30, 2013.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

(J)	Security trades in units. Each unit consists of one common share and two preferred shares.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	8,477	9-12-13	$467	$—
Sell	British Pound	Barclays Capital, Inc.	1,503	9-12-13	—	13
					$467	$13

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$66,243	$—	$—
Corporate Debt Securities	—	566,127	2,735
Other Government Securities	—	43,405	—
United States Government Agency Obligations	—	2,948	—
United States Government Obligations	—	109,455	—
Short-Term Securities	—	52,645	—
Total	$66,243	$774,580	$2,735
Forward Foreign Currency Contracts	$—	$467	$—
Liabilities
Forward Foreign Currency Contracts	$—	$13	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$854,035

Gross unrealized appreciation	22,275
Gross unrealized depreciation	(32,752)

Net unrealized depreciation	$(10,477)

SCHEDULE OF INVESTMENTS Government Securities Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 33.4%
Federal Farm Credit Bank:
2.625%, 3–26–21	$10,500	$10,488
3.020%, 7–24–31	10,000	8,618
Federal Home Loan Bank:
4.500%, 9–13–19	8,000	8,981
3.625%, 3–12–21	10,000	10,777
3.500%, 7–29–21	13,000	13,750
2.500%, 6–20–22	6,575	6,286
1.750%, 10–26–22	7,900	7,559
2.000%, 2–14–28 (A)	10,000	9,506
Federal Home Loan Mortgage Corporation:
2.000%, 5–21–20	8,200	7,940
5.400%, 3–17–21	9,500	10,575
2.000%, 9–20–21	5,000	4,717
Federal National Mortgage Association:
1.500%, 4–25–28	5,000	4,735
2.000%, 6–14–32 (A)	10,000	9,428
Overseas Private Investment Corporation (GTD by United States Government),
5.142%, 12–15–23	6,630	7,460
Private Export Funding Corporation,
4.375%, 3–15–19	10,000	11,059

		131,879

Mortgage-Backed Obligations – 35.4%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 4–15–18	3,950	4,289
5.000%, 5–15–19	3,236	3,470
5.000%, 5–15–23	4,314	4,718
5.000%, 9–15–31 (B)	10	—	*
2.500%, 12–15–41	4,712	4,750
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.186%, 12–25–20	4,000	4,316
6.000%, 7–1–22	625	686
5.000%, 6–1–23	1,015	1,098
4.000%, 7–1–25	2,367	2,482
4.500%, 6–15–27	1,023	1,055
4.500%, 5–1–31	4,083	4,409
4.500%, 5–15–32	2,390	2,463
3.000%, 1–1–33	7,104	7,051
4.000%, 11–15–36	1,646	1,756
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–18	3,484	3,725
3.500%, 8–25–33	1,219	1,273
4.000%, 10–15–35	2,691	2,766
3.000%, 10–15–36	8,426	8,617
4.500%, 3–25–37	179	181
4.500%, 9–15–37	2,041	2,101
4.000%, 3–25–39	766	801
2.000%, 4–25–39	5,711	5,628
4.000%, 5–25–39	1,380	1,458
4.500%, 8–15–39	2,864	3,002
3.000%, 11–25–39	1,582	1,622
4.500%, 6–25–40	1,804	1,939
2.500%, 9–20–40	8,422	8,606
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	8,150	8,484
2.580%, 5–1–19	7,000	7,190
4.500%, 9–1–19	1,269	1,344
5.380%, 11–1–20	2,376	2,522
4.374%, 6–1–21	7,727	8,504
5.500%, 10–1–21	2,249	2,425

5.000%, 9–1–22	2,639	2,818
5.500%, 11–1–22	875	944
3.500%, 8–1–26	4,781	5,023
4.000%, 12–1–31	3,918	4,092
5.000%, 6–25–32	211	212
5.500%, 12–1–34	1,632	1,789
6.000%, 4–1–39	2,254	2,451
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	1,326	1,420
2.000%, 3–16–42	5,161	5,085
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-3 Class G,
6.000%, 2–15–30	824	850

		139,415

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 68.8%		$271,294
(Cost: $273,346)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 17.8%
United States Treasury Bonds,
9.000%, 11–15–18	10,000	13,909
United States Treasury Notes:
3.625%, 8–15–19	15,000	16,698
3.125%, 5–15–21	15,000	16,097
1.625%, 11–15–22	25,000	23,321

		70,025

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 17.8%		$70,025
(Cost: $67,010)

SHORT-TERM SECURITIES
Commercial Paper – 12.6%
Federal Home Loan Bank,
0.040%, 8–23–13 (C)	28,000	27,998
Federal Home Loan Mortgage Corporation Discount Notes:
0.055%, 7–8–13 (C)	3,702	3,702
0.040%, 9–9–13 (C)	9,700	9,699
Federal National Mortgage Association Discount Notes,
0.045%, 7–3–13 (C)	8,300	8,300

		49,699

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corporation (GTD by United States Government):
0.150%, 7–3–13 (D)	332	332
0.150%, 7–7–13 (D)	974	983

		1,315

TOTAL SHORT-TERM SECURITIES – 12.9%		$51,014
(Cost: $51,003)

TOTAL INVESTMENT SECURITIES – 99.5%		$392,333
(Cost: $391,359)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		1,779

NET ASSETS – 100.0%		$394,112

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(B)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(C)	Rate shown is the yield to maturity at June 30, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$271,294	$—
United States Government Obligations	—	70,025	—
Short-Term Securities	—	51,014	—
Total	$—	$392,333	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$391,359

Gross unrealized appreciation	8,256
Gross unrealized depreciation	(7,282)

Net unrealized appreciation	$974

SCHEDULE OF INVESTMENTS High Income Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares		Value

Casinos & Gaming – 0.0%
New Cotai Participation Corp, Class B (A)	—	*	$121

Food Retail – 0.0%
Roundy’s Supermarkets, Inc.	15		122

Gas Utilities – 0.0%
Suburban Propane Partners, L.P.	19		863

Oil & Gas Storage & Transportation – 0.2%
Inergy Midstream, L.P.	74		1,654
Inergy, L.P.	172		2,757

			4,411

Railroads – 0.1%
Kansas City Southern (B)	27		2,882

Trading Companies & Distributors – 0.4%
HD Supply Holdings, Inc. (A)	280		5,262

TOTAL COMMON STOCKS – 0.7%			$13,661
(Cost: $10,167)

PREFERRED STOCKS
Consumer Finance – 0.3%
Ally Financial Inc., 8.125%	128		3,335
Ally Financial Inc., Preferred 8.5%	102		2,647

			5,982

Steel – 0.1%
ArcelorMittal, Convertible Preferred	97		1,826

TOTAL PREFERRED STOCKS – 0.4%			$7,808
(Cost: $8,019)

WARRANTS
Agricultural Products – 0.1%
ASG Consolidated LLC, Expires 5–15–18 (C)	7		1,190

TOTAL WARRANTS – 0.1%			$1,190
(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.3%
Ducommun Incorporated,
9.750%, 7–15–18	$292		319
GenCorp Inc.,
7.125%, 3–15–21 (D)	2,377		2,460
Silver II Borrower SCA and Silver II US Holdings,
7.750%, 12–15–20 (D)	3,164		3,180

			5,959

Agricultural Products – 1.0%
American Seafoods Group LLC,
10.750%, 5–15–16 (D)	8,692		9,040
ASG Consolidated LLC,
15.000%, 5–15–17 (D)(E)	10,527		11,158

			20,198

Alternative Carriers – 1.7%
Level 3 Communications, Inc.:
11.875%, 2–1–19	13,753		15,574
8.875%, 6–1–19	2,466		2,565

Level 3 Communications, Inc. and Level 3 Financing, Inc.,
7.000%, 6–1–20	6,423	6,407
Level 3 Financing, Inc.:
8.125%, 7–1–19	9,734	10,221
8.625%, 7–15–20	1,962	2,090

		36,857

Auto Parts & Equipment – 1.5%
Affinia Group Intermediate Holdings Inc.,
7.750%, 5–1–21 (D)	945	952
IDQ Acquisition Corp.,
14.000%, 10–1–17 (D)(E)	8,407	8,995
IDQ Holdings, Inc.,
11.500%, 4–1–17 (D)	15,628	17,113
Schaeffler Finance B.V.,
4.750%, 5–15–21 (D)	2,846	2,704

		29,764

Automotive Manufacturers – 0.6%
Chrysler Group LLC and CG:
8.000%, 6–15–19	1,525	1,664
8.250%, 6–15–21	5,568	6,146
Jaguar Land Rover plc,
5.625%, 2–1–23 (D)	5,542	5,376

		13,186

Automotive Retail – 1.0%
Asbury Automotive Group, Inc.:
8.375%, 11–15–20	9,939	11,007
8.375%, 11–15–20 (D)	3,708	4,107
Sonic Automotive, Inc.,
5.000%, 5–15–23 (D)	4,616	4,478

		19,592

Broadcasting – 1.8%
Cumulus Media Inc.,
7.750%, 5–1–19	14,630	14,301
Harron Communications, L.P. and Harron Finance Corporation,
9.125%, 4–1–20 (D)	500	540
WideOpenWest Finance, LLC and WideOpenWest CapitalCorp.:
10.250%, 7–15–19	13,075	13,892
13.375%, 10–15–19	7,606	8,405

		37,138

Building Products – 3.6%
American Builders & Contractors Supply Co., Inc.,
5.625%, 4–15–21 (D)	2,277	2,237
Builders FirstSource, Inc.,
7.625%, 6–1–21 (D)	1,303	1,261
HD Supply, Inc.:
11.000%, 4–15–20	10,301	12,001
7.500%, 7–15–20 (D)	8,649	8,757
11.500%, 7–15–20	13,791	15,998
10.500%, 1–15–21	18,405	19,048
Ply Gem Industries, Inc.,
8.250%, 2–15–18 (D)	10,488	11,012
Unifrax I LLC and Unifrax Holding Company,
7.500%, 2–15–19 (D)	4,140	4,223

		74,537

Cable & Satellite – 1.8%
Cablevision Systems Corporation,
5.875%, 9–15–22	11,820	11,435
CCO Holdings, LLC and CCO Holdings Capital Corp.,
5.750%, 1–15–24	7,871	7,596
DISH DBS Corporation:
6.750%, 6–1–21	4,164	4,424
5.000%, 3–15–23	1,582	1,523
LYNX I CORP.,
5.375%, 4–15–21 (D)	2,020	2,030

LYNX II CORP.,
6.375%, 4–15–23 (D)	606	611
Nara Cable Funding Limited,
8.875%, 12–1–18 (D)	1,662	1,728
Univision Communications Inc.,
6.750%, 9–15–22 (D)	4,316	4,532
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (D)	3,178	3,289

		37,168

Casinos & Gaming – 0.5%
MCE Finance Limited,
5.000%, 2–15–21 (D)	5,884	5,516
MGM Mirage,
11.375%, 3–1–18	3,400	4,267

		9,783

Coal & Consumable Fuels – 0.3%
Arch Coal, Inc.,
9.875%, 6–15–19 (D)	6,811	6,470

Commodity Chemicals – 0.7%
Orion Engineered Carbons Holdings GmbH,
9.250%, 8–1–19 (D)(E)	13,707	13,707

Communications Equipment – 0.8%
Eagle Midco, Inc.,
9.000%, 6–15–18 (D)(E)	15,845	15,449

Construction & Engineering – 0.1%
USG Corporation,
9.750%, 1–15–18	975	1,107

Construction Materials – 1.2%
Headwaters Incorporated,
7.625%, 4–1–19	5,395	5,638
Headwaters Incorporated, Convertible,
8.750%, 2–1–16	7,975	8,688
Hillman Group, Inc. (The),
10.875%, 6–1–18	8,536	9,240

		23,566

Consumer Finance – 3.8%
Creditcorp,
12.000%, 7–15–18 (D)	9,140	9,056
General Motors Financial Company, Inc.:
3.250%, 5–15–18 (D)	3,927	3,819
4.250%, 5–15–23 (D)	2,356	2,194
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (D)	11,159	11,661
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (D)	4,107	4,271
TMX Finance Holdings Inc.,
11.000%, 10–15–15 (D)(E)	4,925	4,925
TMX Finance LLC and TitleMax Finance Corporation:
13.250%, 7–15–15	3,364	3,608
TransUnion Holding Company, Inc.,
8.125%, 6–15–18 (D)(E)	11,610	12,292
TransUnion LLC and TransUnion Financing Corporation,
9.625%, 6–15–18 (E)	24,093	25,719

		77,545

Containers – 0.5%
BOE Merger Corporation,
9.500%, 11–1–17 (D)(E)	7,380	7,527
Sealed Air Corporation,
5.250%, 4–1–23 (D)	2,309	2,246

		9,773

Data Processing & Outsourced Services – 1.9%
Alliance Data Systems Corporation:
5.250%, 12–1–17 (D)	21,000	21,631
6.375%, 4–1–20 (D)	18,865	19,431

		41,062

Distillers & Vintners – 0.3%
Constellation Brands, Inc.:
3.750%, 5–1–21	3,147	2,946
4.250%, 5–1–23	3,100	2,926

		5,872

Distributors – 0.3%
LKQ Corporation,
4.750%, 5–15–23 (D)		5,757	5,498

Diversified Banks – 0.6%
Bank of America Corporation:
8.000%, 12–29–49 (F)		9,050	10,080
8.125%, 12–29–49 (F)		1,499	1,686

			11,766

Diversified Capital Markets – 0.6%
Patriot Merger Corp.,
9.000%, 7–15–21 (D)		13,254	12,956

Diversified Chemicals – 0.2%
Kinove German Bondco GmbH,
10.000%, 6–15–18 (D)(G)	EUR	3,131	4,453

Diversified Metals & Mining – 1.9%
American Gilsonite Holding Company,
11.500%, 9–1–17 (D)		$8,864	9,329
FMG Resources Pty Ltd.:
6.375%, 2–1–16 (D)		2,200	2,197
6.000%, 4–1–17 (D)		2,347	2,282
6.875%, 2–1–18 (D)		1,700	1,679
8.250%, 11–1–19 (D)		1,331	1,371
6.875%, 4–1–22 (D)		16,261	15,774
Walter Energy, Inc.:
9.875%, 12–15–20 (D)		4,833	4,205
8.500%, 4–15–21 (D)		1,909	1,527

			38,364

Diversified Support Services – 0.5%
Nexeo Solutions, LLC,
8.375%, 3–1–18		9,445	9,398

Education Services – 1.9%
Laureate Education, Inc.,
9.250%, 9–1–19 (D)		37,589	40,219

Electric Utilities – 0.3%
Alliant Holdings,
7.875%, 12–15–20 (D)		6,654	6,687

Electronic Components – 0.5%
WireCo WorldGroup Inc.,
9.500%, 5–15–17		10,658	11,031

Electronic Manufacturing Services – 0.9%
Jabil Circuit, Inc.,
4.700%, 9–15–22		2,141	2,061
KEMET Corporation,
10.500%, 5–1–18		15,385	15,692

			17,753

Environmental & Facilities Services – 0.2%
Heckmann Corporation,
9.875%, 4–15–18 (D)		3,617	3,771

Food Distributors – 4.4%
Alphabet Holding Company, Inc.,
7.750%, 11–1–17 (E)		4,105	4,208
Hawk Acquisition Sub, Inc.,
4.250%, 10–15–20 (D)		3,818	3,651
Michael Foods Holding, Inc.,
8.500%, 7–15–18 (D)(E)		20,822	21,447
Simmons Foods, Inc.,
10.500%, 11–1–17 (D)		7,627	8,027
U.S. Foodservice, Inc.,
8.500%, 6–30–19		34,177	35,714
Viskase Companies, Inc.,
9.875%, 1–15–18 (D)		14,452	15,283

			88,330

Food Retail – 0.3%
Pantry, Inc., (The),
8.375%, 8–1–20		5,182	5,565
Safway Group Holding LLC and Safway Finance Corp.,
7.000%, 5–15–18 (D)		1,082	1,060

			6,625

Gaming – 0.9%
New Cotai, LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (D)(E)	18,602	18,230

Health Care Equipment – 0.8%
DJO Finance LLC and DJO Finance Corporation,
9.750%, 10–15–17	2,580	2,632
Immucor, Inc.,
11.125%, 8–15–19	11,875	12,884

		15,516

Health Care Facilities – 3.2%
Acadia Healthcare Company, Inc.,
6.125%, 3–15–21 (D)	2,774	2,774
Alere Inc.:
7.250%, 7–1–18 (D)	6,780	7,187
6.500%, 6–15–20 (D)	3,124	3,030
Chiron Merger Sub, Inc.,
12.500%, 11–1–19	4,189	4,315
Kindred Healthcare, Inc.,
8.250%, 6–1–19	4,325	4,433
Physio-Control International, Inc.,
9.875%, 1–15–19 (D)	5,632	6,195
Tenet Healthcare Corporation:
6.750%, 2–1–20	6,592	6,394
6.875%, 11–15–31	13,861	11,920
Truven Health Analytics,
10.625%, 6–1–20 (D)	16,220	17,843

		64,091

Health Care Services – 0.7%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (D)	12,661	14,054

Home Furnishings – 0.7%
Empire Today, LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (D)	17,851	14,281

Industrial – Other – 0.1%
MasTec, Inc.,
4.875%, 3–15–23	2,163	2,055

Industrial Machinery – 0.2%
Dematic S.A. and DH Services Luxembourg S.a.r.l.,
7.750%, 12–15–20 (D)	1,274	1,331
Dynacast International LLC and Dynacast Finance Inc.,
9.250%, 7–15–19	2,194	2,392

		3,723

Integrated Telecommunication Services – 0.2%
CenturyLink, Inc.,
5.625%, 4–1–20	3,363	3,397

Investment Banking & Brokerage – 2.3%
E*TRADE Financial Corporation:
6.750%, 6–1–16	4,420	4,542
6.000%, 11–15–17	7,500	7,575
6.375%, 11–15–19	11,250	11,418
GFI Group Inc.,
9.625%, 7–19–18	9,873	9,577
Isabelle Acquisition Sub Inc.,
10.000%, 11–15–18 (E)	13,491	14,502

		47,614

IT Consulting & Other Services – 0.3%
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19	6,206	6,392

Leisure Facilities – 1.2%
Palace Entertainment Holdings, LLC,
8.875%, 4–15–17 (D)	11,148	11,482
Regal Entertainment Group,
5.750%, 2–1–25	7,124	6,768
Viking Cruises, Ltd.,
8.500%, 10–15–22 (D)	5,134	5,622

		23,872

Life Sciences Tools & Services – 0.6%
VWR Funding, Inc.,
7.250%, 9–15–17	12,352	12,784

Lodging – 0.3%
Ryman Hospitality Properties, Inc.,
5.000%, 4–15–21 (D)	5,952	5,773

Marine – 0.9%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19 (D)	18,440	20,283

Metal & Glass Containers – 2.0%
Ardagh Packaging Finance plc and Ardagh Holdings USA Inc. (GTD by Ardagh Packaging Holdings Limited),
7.000%, 11–15–20 (D)	3,008	2,899
BlueScope Steel (Finance) Limited and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (D)	10,778	10,940
BOE Intermediate Holding Corporation,
9.000%, 11–1–17 (D)(E)	3,794	3,642
Consolidated Container Company LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (D)	23,752	24,939

		42,420

Movies & Entertainment – 0.7%
AMC Entertainment Holdings, Inc.,
9.750%, 12–1–20	3,946	4,469
Carmike Cinemas, Inc.,
7.375%, 5–15–19	8,876	9,542

		14,011

Oil & Gas Drilling – 0.5%
RDS Ultra-Deepwater Ltd,
11.875%, 3–15–17 (D)	9,165	9,898

Oil & Gas Equipment & Services – 0.4%
Global Geophysical Services, Inc.:
10.500%, 5–1–17	9,486	8,195

		8,195

Oil & Gas Exploration & Production – 0.5%
Chesapeake Energy Corporation,
5.750%, 3–15–23	5,494	5,563
Sabine Pass Liquefaction, LLC:
5.625%, 2–1–21 (D)	4,106	3,983
5.625%, 4–15–23 (D)	1,339	1,265

		10,811

Oil & Gas Refining & Marketing – 3.5%
Energy Partners Ltd.,
8.250%, 2–15–18	18,274	18,823
EP Energy,
9.375%, 5–1–20	4,802	5,426
EP Energy LLC and Everest Acquisition Finance Inc.,
7.750%, 9–1–22	1,591	1,702
Offshore Group Investment Limited:
7.500%, 11–1–19	12,750	13,292
7.125%, 4–1–23 (D)	4,652	4,571
PetroBakken Energy Ltd.,
8.625%, 2–1–20 (D)	1,395	1,325
Samson Investment Company,
10.000%, 2–15–20 (D)(F)	14,158	14,919
Shelf Drilling Holdings, Ltd.,
8.625%, 11–1–18 (D)	9,417	9,794

		69,852

Oil Services – 0.1%
Sidewinder Drilling Inc,
9.750%, 11–15–19 (D)	2,659	2,692

Packaged Foods & Meats – 1.1%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (D)	8,183	8,694
9.625%, 3–15–18 (D)(E)	12,825	13,338

		22,032

Paper & Forest Products – 0.2%
Neenah Paper, Inc.,
5.250%, 5–15–21 (D)		4,000	3,900

Paper Packaging – 0.7%
Reynolds Group Holdings Limited:
9.000%, 4–15–19		10,190	10,520
9.875%, 8–15–19		2,193	2,347
8.250%, 2–15–21		1,632	1,616

			14,483

Pharmaceuticals – 1.5%
Jaguar Holding Co I,
9.375%, 10–15–17 (D)(E)		17,538	18,327
VPII Escrow Corp.:
6.750%, 8–15–18 (D)		7,308	7,491
7.500%, 7–15–21 (D)		5,481	5,673

			31,491

Precious Metals & Minerals – 0.4%
Prince Mineral Holding Corp,
11.500%, 12–15–19 (D)		8,039	8,602

Real Estate Investment Trust – 0.2%
CBRE Services, Inc.,
5.000%, 3–15–23		3,947	3,740

Restaurants – 2.2%
Carrols Restaurant Group, Inc.,
11.250%, 5–15–18		8,505	9,568
Dave & Buster’s, Inc.,
0.000%, 2–15–16 (D)(H)		25,665	19,889
NPC International, Inc.,
10.500%, 1–15–20		11,467	13,144
Shearer’s Foods LLC, and Chip Finance Corporation,
9.000%, 11–1–19		3,646	3,856

			46,457

Retail Stores – 1.9%
Coinstar, Inc.,
6.000%, 3–15–19 (D)		4,886	4,880
Hot Topic, Inc.,
9.250%, 6–15–21 (D)		5,518	5,587
Jo–Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (D)(E)		21,422	22,011
PETCO Holdings Inc,
8.500%, 10–15–17 (D)(E)		4,561	4,652
Radio Systems Corp,
8.375%, 11–1–19 (D)		2,049	2,182

			39,312

Satellite – 0.1%
Sirius XM Radio Inc.,
4.625%, 5–15–23 (D)		1,866	1,726

Semiconductor Equipment – 0.1%
Photronics, Inc., Convertible,
3.250%, 4–1–16		975	1,067

Semiconductors – 0.2%
Freescale Semiconductor, Inc.,
8.050%, 2–1–20		3,698	3,744

Service – Other – 1.9%
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19		15,146	14,844
Emdeon, Inc.,
11.000%, 12–31–19		11,571	13,046
Flextronics International Ltd.:
4.625%, 2–15–20 (D)		3,097	3,004
5.000%, 2–15–23 (D)		6,161	5,961
NES Rentals Holdings, Inc.,
7.875%, 5–1–18 (D)		2,301	2,272

			39,127

Specialized Consumer Services – 1.6%
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (D)		10,858	10,967
7.500%, 6–15–19 (D)(G)	EUR	8,660	11,537
ServiceMaster Company (The),
8.000%, 2–15–20		5,481	5,467

StoneMor Partners L.P. and Cornerstone Family Services of West Virginia Subsidiary, Inc.,
7.875%, 6–1–21 (D)	4,719	4,625

		32,596

Specialized Finance – 1.7%
CNG Holdings, Inc.,
9.375%, 5–15–20 (D)	3,276	3,145
Consolidated Communications Finance Co.,
10.875%, 6–1–20	8,290	9,368
International Lease Finance Corporation:
3.875%, 4–15–18	1,091	1,026
5.875%, 4–1–19	4,185	4,227
4.625%, 4–15–21	1,091	1,004
5.875%, 8–15–22	5,766	5,716
WM Holdings Finance Corp.,
13.750%, 10–1–19	8,505	9,907

		34,393

Specialized REITs – 1.0%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	19,779	19,730

Specialty Stores – 1.3%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21 (D)	4,691	4,767
New Academy Finance Co LLC,
8.000%, 6–15–18 (D)(E)	11,937	12,236
Spencer Spirit Holdings, Inc.,
9.000%, 5–1–18 (D)(E)	8,743	8,524

		25,527

Steel – 0.2%
Severstal Columbus LLC,
10.250%, 2–15–18	4,300	4,456

Technology – 0.9%
Atlantis Merger Sub, Inc. and SoftBrands, Inc.,
11.500%, 7–15–18	6,520	7,384
J2 Global, Inc.,
8.000%, 8–1–20	7,183	7,506
VeriSign, Inc.,
4.625%, 5–1–23 (D)	2,835	2,750

		17,640

Technology Distributors – 0.9%
Sophia, L.P. and Sophia Finance, Inc.,
9.750%, 1–15–19 (D)	16,742	17,914

Thrifts & Mortgage Finance – 0.8%
Provident Funding Associates, L.P. and PFG Finance Corp.:
10.125%, 2–15–19 (D)	6,532	7,218
6.750%, 6–15–21 (D)	8,895	8,873

		16,091

Tobacco – 0.2%
Sun Products Corporation,
7.750%, 3–15–21 (D)	5,130	5,092

Wireless – 0.1%
DigitalGlobe, Inc.,
5.250%, 2–1–21 (D)	1,975	1,896

Wireless Telecommunication Service – 0.6%
Digicel Group Limited:
10.500%, 4–15–18 (D)	5,452	5,779
8.250%, 9–30–20 (D)	1,643	1,701
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (D)	4,060	4,222

		11,702

TOTAL CORPORATE DEBT SECURITIES – 75.9%		$1,548,246
(Cost: $1,507,972)

LOANS
Application Software – 1.8%
Misys plc and Magic Newco, LLC,
12.000%, 6–12–19 (F)	32,879	37,153

Casinos & Gaming – 0.4%
Centaur Acquisition, LLC:
5.250%, 1–31–19 (F)	2,096	2,085
8.750%, 1–31–20 (F)	1,467	1,480
Harrah’s Las Vegas Propco, LLC,
3.690%, 2–13–14 (F)	4,651	4,293

		7,858

Chemicals – 0.2%
Al Chem & Cy S.C.A.,
8.250%, 3–12–20 (F)	4,606	4,606

Diversified Chemicals – 0.2%
MacDermid, Incorporated,
7.750%, 12–6–20 (F)	4,045	4,080

Diversified Real Estate Activities – 1.7%
HLT Property Acquisition, LLC:
4.193%, 11–12–15 (F)	12,266	12,066
4.443%, 11–12–15 (F)	22,714	22,261
LTS Buyer, LLC,
8.000%, 3–15–21 (F)	434	434

		34,761

Diversified Support Services – 1.4%
Advantage Sales & Marketing, Inc.:
8.250%, 6–18–18 (F)	18,227	18,242
Sprint Industrial Holdings, LLC:
7.000%, 4–23–19 (F)	8,002	8,022
11.250%, 4–23–19 (F)	2,636	2,629

		28,893

Environmental & Facilities Services – 0.4%
K2 Pure Solutions Nocal, L.P.,
10.500%, 9–10–15 (F)	7,496	7,384

Food Distributors – 0.8%
Performance Food Group, Inc.,
6.250%, 11–17–19 (F)	7,857	7,778
U.S. Foods, Inc.,
4.500%, 3–31–19 (F)	8,319	8,220

		15,998

Food Retail – 0.7%
Focus Brands, Inc.:
10.250%, 8–21–18 (F)	13,764	13,936

Health Care Equipment – 0.6%
Carestream Health, Inc.,
0.000%, 12–5–19 (F)	13,456	13,187

Health Care Facilities – 0.5%
National Surgical Hospitals, Inc.,
8.250%, 2–3–17 (F)	10,401	10,375

Health Care Supplies – 0.6%
Sage Products Holdings III, LLC,
9.250%, 6–13–20 (F)	11,579	11,782

Health Care Technology – 0.3%
Merge Healthcare, Inc.,
6.000%, 4–1–19 (F)	6,262	6,293

Hotels, Resorts & Cruise Lines – 0.1%
Four Seasons Hotels Limited,
0.000%, 12–13–20 (F)	2,186	2,202

Hypermarkets & Super Centers – 0.3%
BJ’s Wholesale Club, Inc.,
9.750%, 3–6–20 (F)	6,312	6,422

Independent Power Producers & Energy Traders – 0.7%
Texas Competitive Electric Holdings Company, LLC:
4.693%, 10–10–17 (F)	13,122	9,143
4.775%, 10–10–17 (F)	6,417	4,471

		13,614

Internet Software & Services – 0.2%
W3 Co.,
9.250%, 8–21–20 (F)	3,342	3,375

Leisure Facilities – 0.1%
Northfield Park Associates LLC,
9.000%, 11–9–18 (F)	2,047	2,108

Leisure Products – 0.4%
Visant Corporation,
5.250%, 12–22–16 (F)	8,111	7,714

Metal & Glass Containers – 0.5%
Evergreen Tank Solution, Inc.,
9.500%, 9–11–18 (F)	9,577	9,529

Movies & Entertainment – 1.7%
Formula One Holdings Ltd. and Alpha Topco Limited,
9.250%, 10–16–19 (F)	26,358	27,644
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
4.500%, 4–30–19 (F)	8,231	8,212

		35,856

Oil & Gas Drilling – 0.1%
Offshore Group Investment Limited,
5.750%, 3–28–19 (F)	2,000	2,005

Oil & Gas Exploration & Production – 1.5%
Chesapeake Energy Corporation,
5.750%, 12–2–17 (F)	27,000	27,332
Sabine Oil & Gas LLC,
8.750%, 12–31–18 (F)	3,609	3,591

		30,923

Oil & Gas Refining & Marketing – 0.3%
Samson Investment Company,
6.000%, 9–25–18 (F)	5,264	5,244

Paper Packaging – 0.5%
FPC Holdings, Inc.,
9.250%, 5–16–20 (F)	7,863	7,451
Ranpak Corp.,
8.500%, 4–10–20 (F)	2,836	2,836

		10,287

Research & Consulting Services – 0.7%
AlixPartners, LLP,
10.750%, 6–29–19 (F)	14,522	14,740

Specialized Finance – 0.4%
Orchard Acquisition Company, LLC,
9.000%, 2–4–19 (F)	8,456	8,340

TOTAL LOANS – 17.1%		$348,665
(Cost: $344,635)

SHORT–TERM SECURITIES
Commercial Paper – 4.7%
Bemis Company, Inc.:
0.300%, 7–1–13 (I)	11,800	11,799
0.310%, 7–2–13 (I)	4,300	4,300
0.290%, 7–5–13 (I)	3,000	3,000
0.270%, 7–19–13 (I)	10,000	9,999
0.270%, 7–25–13 (I)	1,725	1,725
Campbell Soup Company,
0.150%, 7–2–13 (I)	10,000	10,000
Clorox Company (The):
0.270%, 7–22–13 (I)	12,000	11,997
0.240%, 7–25–13 (I)	3,000	3,000
Exxon Mobil Corporation,
0.050%, 7–24–13 (I)	1,000	1,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
0.220%, 7–1–13 (I)	5,000	5,000
0.220%, 7–9–13 (I)	5,000	5,000
0.240%, 7–17–13 (I)	5,000	4,999
Kroger Co. (The):
0.280%, 7–1–13 (I)	2,461	2,461
0.300%, 7–8–13 (I)	7,000	7,000

Virginia Electric and Power Company:
0.240%, 7–2–13 (I)	5,000	5,000
0.270%, 7–15–13 (I)	8,967	8,966

		95,246

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (J)	888	888

TOTAL SHORT-TERM SECURITIES – 4.7%		$96,134
(Cost: $96,135)

TOTAL INVESTMENT SECURITIES – 98.9%		$2,015,704
(Cost: $1,967,336)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		23,009

NET ASSETS – 100.0%		$2,038,713

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $879,781 or 43.2% of net assets.

(E)	Payment-in-kind bonds.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(H)	Zero coupon bond.

(I)	Rate shown is the yield to maturity at June 30, 2013.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	13,390	7-22-13	$520	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$13,540	$—	$121
Preferred Stocks	7,808	—	—
Warrants	—	1,190	—
Corporate Debt Securities	—	1,543,321	4,925
Loans	—	232,474	116,191
Short-Term Securities	—	96,134	—
Total	$21,348	$1,873,119	$121,237
Forward Foreign Currency Contracts	$—	$520	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans
Beginning Balance 10-1-12	$—	$204	$—	$65,180
Net realized gain (loss)	—	—	—	199
Net change in unrealized appreciation (depreciation)	(33)	—	99	(259)
Purchases	154	—	4,826	98,759
Sales	—	—	—	(13,115)
Accrued discounts/premiums	—	—	—	223
Transfers into Level 3 during the period	—	—	—	—
Transfers out of Level 3 during the period	—	(204)	—	(34,796)
Ending Balance 6-30-13	$121	$—	$4,925	$116,191
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-13	$(33)	$—	$99	$2,755

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6-30-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$121	Broker quote	Broker quote
Corporate Debt Securities	4,925	Purchase price	Purchase price
Loans	116,191	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,967,336

Gross unrealized appreciation	70,173
Gross unrealized depreciation	(21,805)

Net unrealized appreciation	$48,368

SCHEDULE OF INVESTMENTS Municipal Bond Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.5%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A,
6.250%, 11–1–33	$2,000	$2,209
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	2,500	2,910

		5,119

Alaska – 0.2%
AK Intl Arpt Sys Rev and Rfdg Bonds, Ser 2010A,
5.000%, 10–1–21	1,735	1,937

Arizona – 1.2%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	2,000	2,202
Cert of Part for the Benefit of AZ State Univ (AZ State Univ Proj), Ser 2002 (Insured by NPFGC),
5.375%, 7–1–13	1,000	1,000
Coconino Cnty, AZ Pollutn Ctl Corp,, Pollutn Ctl Rfdg Rev Bonds (NV Power Co Proj), Ser 2006A, (Auction Rate Sec) (Insured by FGIC),
0.530%, 9–1–32 (A)	3,000	2,760
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	2,500	3,078
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	2,000	2,391

		11,431

California – 14.2%
ABAG Fin Auth for Nonprofit Corp, Rev Bonds (Sharp Hlth Care), Ser 2009B,
6.250%, 8–1–39	1,000	1,123
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds,
0.990%, 4–1–45 (A)	4,000	4,014
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1,
1.160%, 4–1–45 (A)	8,500	8,535
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9–1–39	2,250	2,469
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A,
6.500%, 11–1–38	2,000	2,285
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	4,000	4,105
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.500%, 10–1–29	1,000	1,144
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B,
5.250%, 6–1–23	2,085	2,275

CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A,
5.000%, 1–1–22	1,500	1,502
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–33	1,000	939
CA Various Purp GO Bonds:
6.000%, 2–1–15	3,000	3,259
5.250%, 2–1–19	7,000	7,032
5.250%, 11–1–21	1,000	1,017
5.000%, 2–1–22	7,000	7,178
5.250%, 9–1–26	3,500	3,873
5.500%, 4–1–28	3,000	3,120
5.250%, 10–1–29	2,500	2,653
5.750%, 4–1–31	5,000	5,519
6.000%, 3–1–33	1,000	1,178
5.000%, 4–1–37	4,300	4,517
6.000%, 11–1–39	4,500	5,221
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	8,000	8,462
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X (Insured by FGIC),
5.500%, 12–1–16	10	12
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1,
5.750%, 10–1–30	1,000	1,106
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I,
6.375%, 11–1–34	500	591
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine, L.L.C.), Ser 2011,
5.000%, 5–15–21	170	189
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,750	1,781
6.350%, 7–1–46	1,000	1,029
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A,
7.000%, 10–1–36	750	849
Contra Costa Trans Auth, Sales Tax Rev Bonds (Ltd Tax Bonds), Ltd Tax Rfdg Bonds, Ser 2012A,
0.500%, 3–1–34 (A)	2,000	2,006
Foothill/Eastn Trans Corridor Agy, Toll Road RfdgRev Bonds (Cap Apprec Bonds), Ser 1999 (Insured by NPFGC),
0.000%, 1–15–17 (B)	7,500	6,131
Golden State Tob Securitization Corp, Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A,
5.000%, 6–1–29	1,500	1,528
The Metro Water Dist of Southn CA, Water Rev Bonds, 2003 Authorization, Ser B-2 (Insured by FGIC),
5.000%, 10–1–27	5,000	5,062
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	2,750	2,949
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (B)	3,315	1,284
0.000%, 8–1–32 (B)	5,000	1,818
0.000%, 8–1–33 (B)	5,000	1,701
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A (Insured by NPFGC):
5.500%, 8–1–29	3,800	4,018

Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	1,500	1,584
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC),
5.500%, 10–1–28	500	551
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp,
5.750%, 2–1–30	2,000	2,108
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A,
5.250%, 5–15–34	3,000	3,342
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A,
5.750%, 9–1–40	1,000	1,019
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E,
6.000%, 5–1–39	3,000	3,493
San Jose, CA Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	3,185	3,609
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1,
5.500%, 8–1–35	1,000	1,031
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011 A,
6.250%, 9–1–24	2,000	2,305
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	1,000	1,151
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A,
5.875%, 1–1–29	1,000	1,141
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B (Insured by AMBAC),
5.500%, 5–15–20	1,500	1,531
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	2,185	2,254

		138,593

Colorado – 2.1%
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	2,500	3,084
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	2,065	2,316
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	2,500	2,575
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,590	1,769
7.400%, 12–1–38	1,000	1,112
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds,Ser 2009A (Insured by FHA/VA),
5.500%, 11–1–29	835	866
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008:
5.500%, 11–1–27	1,000	1,144
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010,
5.625%, 12–1–40	2,750	2,836
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	4,250	4,818

		20,520

Connecticut – 0.4%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.750%, 6–15–34	2,500	2,793
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A,
5.500%, 1–1–14	995	996

		3,789

District Of Columbia – 0.9%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	2,250	2,464
Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (B)	6,500	6,048

		8,512

Florida – 6.4%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	2,500	2,644
Citizens Ppty Ins Corp, Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6–1–17	3,600	4,055
Citizens Ppty Ins Corp, Coastal Account Sr Secured Bonds, Ser 2011A-1,
5.000%, 6–1–20	1,000	1,134
Citizens Ppty Ins Corp, Sr Secured Bonds, Ser 2012A-1,
1.310%, 6–1–15 (A)	4,500	4,559
Coral Gables, FL, Hlth Fac Auth, Hosp Rev Bonds (Baptist Hlth South FL Oblig Group), Ser 2004,
5.250%, 8–15–24	5,000	5,281
Halifax Hosp Med Ctr (Daytona Beach, FL), Hosp Rev Rfdg and Impvt Bonds, Ser 2006A,
5.250%, 6–1–26	3,000	3,095
Hillsborough Cnty Aviation Auth, FL, Tampa Intl Arpt, Rev Bonds, Ser 2003B,
5.000%, 10–1–20	2,000	2,021
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	3,600	4,327
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	2,500	2,943
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	2,500	2,666
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10–1–41	2,500	2,693
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	1,500	1,680
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	5,000	5,858
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC),
6.000%, 10–1–23	2,500	2,957
Miami, FL, Spl Oblig Non-Ad Valorem Rev Rfdg Bonds, Ser 2002A (Insured by NPFGC),
5.500%, 9–1–13	2,460	2,470
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	3,000	3,577
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
6.500%, 7–1–35	2,500	2,882

St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	3,500	3,680
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A,
6.250%, 4–1–39	1,000	1,082
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj.) Ser 2011,
5.250%, 10–15–22	2,250	2,534

		62,138

Georgia – 1.5%
Atlanta Arpt Gen Rev Rfdg Bonds, Ser 2010C,
5.750%, 1–1–23	2,000	2,351
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place, LLC Proj), Ser 2009A,
5.000%, 7–1–37	3,500	3,587
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11–1–39	2,500	2,646
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	1,500	1,588
Griffin, GA Combined Pub Util Rev Rfdg Bonds, Ser 2012, (Insured by AGM):
3.000%, 1–1–16	1,050	1,097
3.000%, 1–1–17	500	526
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
6.000%, 1–1–23	2,100	2,463

		14,258

Guam – 0.3%
A.B. Won Pat, GU Intl Arpt Auth, Gen Rev Bonds, Ser 2003C (Insured by NPFGC),
5.375%, 10–1–20	3,305	3,318

Idaho – 0.4%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	887
5.750%, 9–1–20	1,000	1,182
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A,
6.750%, 11–1–37	2,000	2,196

		4,265

Illinois – 3.3%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	1,500	1,392
Chicago GO Bonds, Proj Ser 2011A,
5.250%, 1–1–35	1,300	1,337
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	2,500	2,690
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.750%, 7–1–33	2,500	2,892
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–30	2,500	3,004
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb, L.L.C. - Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	2,000	2,146
IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	8,750	8,722
IL Sales Tax Rev Bonds (Jr Oblig), Series 2013,
5.000%, 6–15–26	1,700	1,894
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A,
5.000%, 1–1–35	3,000	3,151

Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1,
0.000%, 6–15–43 (B)	2,000	368
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
6.000%, 7–1–24	3,080	3,791
Cmnty College Dist No. 525 Cnty of Will, Grundy, Livingston, Cook, Kendall, LaSalle, and Kankakee (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008:
5.750%, 6–1–28	1,000	1,152

		32,539

Indiana – 1.6%
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007,
5.500%, 3–1–37	1,750	1,826
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A (Insured by NPFGC),
7.400%, 7–1–15	4,775	5,083
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B (Insured by NPFGC),
7.400%, 7–1–15	8,000	8,517

		15,426

Iowa – 0.7%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
5.750%, 6–1–31	1,000	1,038
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
6.000%, 9–1–39	2,145	2,264
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	1,000	957
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008,
6.000%, 8–1–27	2,500	2,906

		7,165

Kansas – 0.7%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	2,000	2,266
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
5.900%, 4–1–32	3,000	3,189
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A-2 (Insured by GNMA/FNMA),
5.650%, 6–1–35	780	809
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2004A-4 (Insured by GNMA/FNMA),
5.625%, 6–1–36	340	347
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006,
5.000%, 12–1–27	655	586

		7,197

Kentucky – 0.7%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	4,974
6.500%, 3–1–45	2,000	2,222

		7,196

Louisiana – 2.1%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
5.250%, 1–1–28	1,000	1,037
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010,
5.250%, 10–1–20	2,040	2,303
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,108
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	5,250	5,785
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, SubLien Rev Bonds (East Baton Rouge Sewerage Comsn Proj), Ser 2013A,
5.000%, 2–1–35	2,000	2,095
New Orleans, LA, GO Rfdg Bonds, Ser 2012,
5.000%, 12–1–25	1,500	1,618
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insuredby AGM):
5.000%, 12–1–26	2,000	2,169
5.000%, 12–1–27	1,500	1,610
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	1,500	1,711
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	1,000	1,126

		20,562

Maine – 0.1%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3,
5.875%, 12–1–39	1,230	1,319

Maryland – 0.9%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,750	1,903
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A,
6.000%, 7–1–40	1,500	1,533
MD Hlth and Higher Edu Fac Auth Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D,
0.960%, 5–15–38 (A)	5,560	5,606

		9,042

Massachusetts – 1.5%
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	795	861
The Cmnwlth of MA, GO Bonds, Ser 2003D,
5.250%, 10–1–21	2,500	2,532
The Cmnwlth of MA, GO Rfdg Bonds (SIFMA Index Bonds), Ser 2013A,
0.420%, 2–1–17 (A)	6,000	6,007
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	2,500	2,706
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A,
5.750%, 7–1–39	1,615	1,675
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010,
5.625%, 10–15–40	1,000	1,034

		14,815

Michigan – 1.9%
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7–1–33	2,000	2,227
Detroit, MI, Water Supply Sys Rev, Sr Lien Bonds, Ser 2011-A,
5.750%, 7–1–37	1,500	1,508
Board of Trustees of Grand Vly, State Univ, Gen Rev Bonds, Ser 2009,
5.750%, 12–1–34	1,000	1,097
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I,
6.000%, 10–15–38	2,000	2,285
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	4,250	4,454
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.000%, 9–1–29	3,950	4,801
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	2,000	2,157

		18,529

Minnesota – 0.6%
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A,
6.750%, 11–15–32	1,000	1,166
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	2,000	2,257
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006,
5.250%, 5–15–36	2,000	2,040

		5,463

Missouri – 1.9%
Belton, MO, Cert of Part, Ser 2008,
5.125%, 3–1–25	1,000	1,041
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004,
6.250%, 3–1–24	2,265	2,266
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A:
5.500%, 6–1–34	1,000	1,048
5.750%, 6–1–39	1,000	1,059
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004,
5.900%, 3–1–24	2,300	2,314
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009,
6.750%, 6–15–35	2,500	2,614
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	2,250	2,359
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009A,
6.625%, 4–1–33	2,000	2,095
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009F,
6.250%, 4–1–38	2,000	2,089
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (C)	2,000	140
St. Louis, MO, Arpt Rev Rfdg Bonds (Lambert – St. Louis Intl Arpt), Ser 2003A,
5.250%, 7–1–18	1,000	1,000

St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM),
0.000%, 7–15–36 (B)	2,350	660

		18,685

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010,
5.625%, 1–1–40	1,000	1,043

Nevada – 0.7%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	3,000	3,289
Redev Agy of Mesquite, NV, Tax Incr Rev Bonds, Ser 2009,
7.375%, 6–1–24	1,000	1,017
Overton Power Dist No. 5, Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–25	1,715	2,089

		6,395

New Hampshire – 0.6%
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	1,985	2,299
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	1,000	1,069
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A,
6.125%, 10–1–39	1,635	1,731
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A,
5.650%, 1–1–36	595	624

		5,723

New Jersey – 5.1%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004 (Insured by AMBAC):
5.250%, 1–1–18	1,860	1,965
5.250%, 1–1–23	1,350	1,404
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010,
5.375%, 10–1–21	2,500	2,916
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	1,500	1,560
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2004I,
5.250%, 9–1–24	2,250	2,382
NJ Econ Dev Auth, Sch Fac Constr Rfdg Notes (SIFMA Index Notes), Ser 2013I,
1.660%, 3–1–28 (A)	15,000	15,295
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty L.L.C. – Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	2,900	3,119
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	2,545	2,864
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	1,000	1,322
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,385	1,534
5.500%, 12–1–21	1,145	1,288

NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B,
5.250%, 12–15–22	3,500	4,068
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	1,000	1,193
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12–15–40 (B)	10,000	2,136
Newark, NJ GO Sch Purp Rfdg Bonds, Ser 2002 (Insured by NPFGC),
5.375%, 12–15–13	2,000	2,047
Newark, NJ, Tax Appeal Rfdg Notes, Ser 2012E,
2.000%, 12–11–13	2,000	2,007
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	2,500	2,954

		50,054

New Mexico – 0.3%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds,Ser 2006D (Insured by GNMA/FNMA/FHLMC),
6.000%, 1–1–37	835	895
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds,Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC),
5.250%, 7–1–30	1,920	1,976

		2,871

New York – 5.3%
Battery Park City Auth, Jr Rev Bonds (Auction Rate Sec) Ser 2003C-1 (Insured by AGM),
0.386%, 11–1–33 (A)	5,000	4,738
Battery Park City Auth, Jr Rev Bonds (Auction Rate Sec), Ser 2003C-5 (Insured by AMBAC),
0.388%, 11–1–31 (A)	10,000	9,524
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2009A,
6.250%, 4–1–33	1,000	1,165
NYC, GO Bonds, Ser 2004D:
5.250%, 10–15–21	6,110	6,201
NYC, GO Bonds, Ser 2003A,
5.750%, 8–1–14	165	166
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	2,675	1,657
0.000%, 3–1–26 (B)	2,685	1,572
0.000%, 3–1–27 (B)	2,500	1,377
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Series 2013I,
5.000%, 5–1–29	2,600	2,886
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp Proj), Ser 1985 A (Insured by AMBAC),
0.488%, 12–1–23 (A)	4,350	4,187
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co of NY, Inc. Proj) Sub Ser 1999A-1 (Insured by AMBAC),
0.123%, 5–1–34 (A)	8,000	6,919
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
5.750%, 11–1–30	4,490	5,044
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A,
7.250%, 1–1–20	625	626
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	3,605	3,608

Tob Stlmt Fin Corp, Asset-Bkd Rev Bonds (State Contingency Contract Secured), Ser 2003B-1C,
5.500%, 6–1–21	2,000	2,009

		51,679

North Carolina – 0.9%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2003C,
5.500%, 1–1–14	3,000	3,079
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.750%, 1–1–24	1,000	1,185
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2,
6.000%, 12–1–36	2,465	2,651
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (B)	3,000	923
5.750%, 1–1–39	1,000	1,091

		8,929

Ohio – 1.3%
Cnty of Cuyahoga, OH, Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2003A:
6.000%, 1–1–21	1,000	1,000
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	1,000	1,134
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10–1–19	2,000	2,277
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	4,500	4,803
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A,
5.250%, 1–1–33	2,000	2,070
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11–15–40	1,000	1,060
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC),
6.200%, 9–1–33	750	785

		13,129

Oklahoma – 0.2%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B,
5.750%, 3–1–29	570	611
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A,
5.875%, 1–1–28	1,000	1,125

		1,736

Oregon – 0.1%
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C,
5.000%, 7–1–22	1,000	1,113

Pennsylvania – 4.9%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	1,000	1,153
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,151
6.000%, 6–1–36	2,750	2,932
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	3,500	3,654

PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	2,500	2,689
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C,
0.000%, 6–1–33 (B)	4,000	3,922
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	2,250	2,382
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2,
0.000%, 12–1–28 (B)	8,500	8,055
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	10,750	11,592
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D,
5.250%, 6–15–22	5,000	5,507
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8–1–35	750	793
Philadelphia Auth Indl Dev Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	2,600	2,707

		47,537

Puerto Rico – 4.1%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2004A,
5.250%, 7–1–21	5,740	5,742
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A,
5.500%, 7–1–39	7,500	6,871
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A,
5.500%, 7–1–21	1,500	1,496
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A:
5.000%, 7–1–28	1,000	972
6.000%, 7–1–44	5,300	5,113
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A (Sr Lien),
6.000%, 7–1–38	3,500	3,394
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	4,250	4,207
PR Elec Power Auth, Power Rev Bonds, Ser ZZ,
5.250%, 7–1–24	2,680	2,606
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B,
5.500%, 8–1–31	1,750	1,612
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
0.000%, 8–1–32 (B)	5,000	4,870
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A,
0.000%, 8–1–33 (B)	4,500	3,326

		40,209

Rhode Island – 0.7%
RI Hlth and Edu Bldg Corp, Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A,
6.250%, 5–15–30	1,590	1,751
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	3,955	4,356
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A,
6.250%, 12–1–27	495	496

		6,603

South Carolina – 0.5%
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A,
6.500%, 4–1–42	4,015	4,508

South Dakota – 0.1%
SD Hlth and Edu Fac Auth (Huron Rgnl Med Ctr Issue), Rev Bonds, Ser 1994,
7.300%, 4–1–16	1,100	1,195

Tennessee – 1.1%
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7–1–36	3,000	3,048
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	2,500	2,761
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7–1–25	750	833
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,627
5.750%, 7–1–20	1,330	1,578

		10,847

Texas – 11.4%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.500%, 8–15–27	2,000	2,138
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	3,000	3,204
Cap Area Cultural Ed Fac Fin Corp, Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	1,000	1,075
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	2,500	3,107
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Bonds, Ser 2003A (Insured by NPFGC),
5.500%, 11–1–19	5,000	5,082
Dallas Independent Sch Dist (Dallas Cnty, TX) Unlimited Tax Sch Bldg Bonds, Ser 2008,
6.375%, 2–15–34	2,500	2,956
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A,
6.000%, 8–15–38	2,500	2,879
Harris Cnty-Houston Sports Auth, Sr Lien Rev Bonds, Ser 2001G (Insured by NPFGC),
5.750%, 11–15–15	1,500	1,509
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.000%, 12–1–27	2,500	3,206
Harris Cnty Hlth Fac Dev Corp, Thermal Util Rev Bonds (Teco Proj), Ser 2008,
5.000%, 11–15–26	2,500	2,621
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
5.750%, 2–15–28	1,000	974
6.000%, 2–15–33	500	481
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C,
0.660%, 5–15–34 (A)	3,500	3,534
Lancaster Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2004 (Insured by AGM),
5.750%, 2–15–30	6,000	6,209

Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A,
6.250%, 5–15–28	2,500	2,882
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2–15–37	4,500	4,767
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser2011,
5.625%, 12–1–17	5,000	5,198
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (B)	25,000	11,011
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A,
6.500%, 8–15–39	1,000	1,079
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	4,000	4,150
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	3,000	3,016
TX Muni Gas Acquisition and Supply Corp III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–16	2,000	2,163
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	2,000	2,309
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,736
7.000%, 6–30–40	5,000	5,863
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011,
6.750%, 5–1–26	3,740	4,309
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC),
0.000%, 8–15–26 (B)	24,500	14,078
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	2,500	2,759
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-B,
1.250%, 8–15–42 (A)	4,500	4,504
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	1,500	1,716

		111,515

Vermont – 0.1%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27 (Insured by AGM),
5.500%, 11–1–37	470	493

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
6.750%, 10–1–37	1,000	1,123

Virginia – 0.7%
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B,
6.000%, 7–1–27	1,605	1,850
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E,
6.375%, 1–1–36	1,675	1,794

Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	2,500	2,873

		6,517

Washington – 2.3%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010,
5.750%, 1–1–41	2,250	2,412
Spokane Pub Fac Dist, Rgnl Proj, Spokane Pub Fac Dist, Hotel/Motel Tax and Sales/Use Tax Bonds, Ser 2003 (Insured by NPFGC),
5.750%, 12–1–19	1,665	1,704
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.125%, 3–1–29	2,500	3,003
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A,
6.500%, 11–15–33	1,500	1,627
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009,
7.000%, 7–1–39	1,000	1,098
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	2,910	2,963
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B,
7.125%, 7–1–16	8,200	9,690

		22,497

West Virginia – 0.6%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.500%, 10–1–31	1,700	1,847
WV Infra GO Bonds, Ser 1999A (Insured by FGIC),
0.000%, 11–1–13 (B)	4,000	3,996

		5,843

Wisconsin – 0.7%
WPPI Enrg, Power Supply Sys Rev Bonds, Ser 2013 A,
5.000%, 7–1–37	2,000	2,068
WI Gen Fund Annual Appropriation Bonds, Ser 2009A,
5.750%, 5–1–33	1,000	1,134
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	2,000	2,210
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
5.625%, 4–15–39	1,500	1,592

		7,004

Wyoming – 0.2%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004,
5.750%, 6–1–34	675	663
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–28	1,000	1,109

		1,772

TOTAL MUNICIPAL BONDS – 86.2%		$842,153
(Cost: $782,464)

SHORT-TERM SECURITIES
Commercial Paper – 0.4%
John Deere Canada ULC (GTD by Deere & Company),
0.090%, 7–11–13 (D)	3,875	3,875

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (E)	247	247

Municipal Obligations – 12.4%
Bartow, GA Dev Auth Pollutn Ctl Rev Bonds (GA Power Co Plant Proj), First Ser 1997,
0.080%, 7–1–13 (E)	5,000	5,000
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.040%, 7–1–13 (E)	12,525	12,525
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation),
0.040%, 7–1–13 (E)	2,500	2,500
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.040%, 7–1–13 (E)	9,902	9,902
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government),
0.060%, 7–7–13 (E)	2,500	2,500
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.),
0.140%, 7–7–13 (E)	1,900	1,900
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank, N.A.),
0.050%, 7–7–13 (E)	1,060	1,060
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank,N.A.),
0.040%, 7–1–13 (E)	15,600	15,600
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.),
0.060%, 7–7–13 (E)	500	500
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.070%, 7–7–13 (E)	1,500	1,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.050%, 7–1–13 (E)	4,000	4,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.050%, 7–1–13 (E)	4,490	4,490
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.060%, 7–1–13 (E)	7,000	7,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.050%, 7–7–13 (E)	9,000	9,000
NYC GO Bonds, Fiscal 2008 Series L-4,
0.040%, 7–1–13 (E)	4,000	4,000
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank, N.A.),
0.060%, 7–7–13 (E)	8,000	8,000
Port Arthur Nav Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.070%, 7–1–13 (E)	8,545	8,545
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.070%, 7–7–13 (E)	11,549	11,549

Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.),
0.150%, 7–7–13 (E)	2,000	2,000
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.060%, 7–1–13 (E)	2,225	2,225
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004,
0.080%, 7–1–13 (E)	4,080	4,080
WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank, N.A.),
0.060%, 7–7–13 (E)	2,745	2,745

		120,621

TOTAL SHORT-TERM SECURITIES – 12.8%		$124,743
(Cost: $124,743)

TOTAL INVESTMENT SECURITIES – 99.0%		$966,896
(Cost: $907,207)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		9,786

NET ASSETS – 100.0%		$976,682

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at June 30, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$814,025	$28,128
Short-Term Securities	—	124,743	—
Total	$—	$938,768	$28,128

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 10-1-12	$4,909
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	497
Purchases	23,422
Sales	—
Accrued discounts/premiums	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(700)
Ending Balance 6-30-13	$28,128
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-13	$497

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6-30-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Municipal Bonds	$28,128	Third-party valuation service	Vendor/Broker quotes

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

NPFGC = National Public Finance Guarantee Corp.

VA = Department of Veterans Affairs

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$907,207

Gross unrealized appreciation	66,760
Gross unrealized depreciation	(7,071)

Net unrealized appreciation	$59,689

SCHEDULE OF INVESTMENTS Municipal High Income Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.1%
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008 A,
7.000%, 9–1–32	$1,000	$1,107

Arizona – 4.5%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.016%, 1–1–37 (A)	10,000	8,971
La Paz Cnty, AZ, Indl Dev Auth, Indl Dev Rev Sr Lien, Imperial Rgnl Detention Fac Proj,
7.800%, 10–1–39	10,000	9,336
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	8,000	9,849
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A,
6.125%, 12–15–34	1,500	1,502
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,472
6.250%, 12–1–46	1,500	1,534
Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A,
6.125%, 9–1–34	1,380	1,380
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	2,000	2,223

		36,267

Arkansas – 0.1%
Pub Fac Board of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A,
6.000%, 6–1–40	1,000	1,065

California – 7.3%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
6.750%, 7–1–39	5,400	5,660
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	4,000	4,590
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6–1–36	1,000	841
CA Various Purp GO Bonds:
6.000%, 11–1–39	1,000	1,160
5.000%, 4–1–43	4,500	4,682
State Pub Works Board of CA, Lease Rev Bonds (Var Cap Proj), 2012 Ser G,
5.000%, 11–1–37	4,000	4,120
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009 (Insured by FHA),
6.625%, 8–1–29	2,225	2,637
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southrn CA Presbyterian Homes), Ser 2009,
7.000%, 11–15–29	1,500	1,670

CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	3,000	3,052
6.350%, 7–1–46	1,750	1,801
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.125%, 6–1–47	5,000	3,896
Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10–1–24	380	426
6.500%, 10–1–26	380	416
6.625%, 10–1–27	330	362
6.750%, 10–1–28	430	473
6.750%, 10–1–29	400	439
7.000%, 10–1–32	1,000	1,102
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010,
6.000%, 9–1–39	2,540	2,599
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9–15–40	5,000	5,275
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	2,000	2,162
6.750%, 11–1–39	900	965
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	2,500	2,641
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,117
8.000%, 8–1–38	1,400	1,534
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
7.500%, 12–1–41	4,000	4,570

		58,190

Colorado – 7.9%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006,
5.250%, 10–1–40	2,000	1,905
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	4,895	4,976
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	5,975	6,154
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B,
8.000%, 12–1–38	1,170	1,345
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	2,700	3,002
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	4,000	4,393
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2006A,
5.750%, 1–1–37	3,000	3,050

CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012,
5.250%, 1–1–37	1,000	975
CO Hlth Fac Auth Rev Bonds (CO Sr Residences Proj), Ser 2012,
7.000%, 6–1–42	3,665	3,743
Kremmling Mem Hosp Dist Proj, Ser 2010,
7.125%, 12–1–45	5,000	5,290
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	4,000	4,087
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007,
5.500%, 12–15–37	7,300	6,757
Pine Bluffs Metro Dist, Douglas Cnty CO, GO Ltd Tax Bonds, Ser 2004,
3.480%, 12–1–24	3,325	1,857
Red Sky Ranch Metro Dist, Eagle Cnty, CO, GO Bonds, Ser 2003,
6.050%, 12–1–33	1,245	1,246
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	3,000	3,401
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006,
5.750%, 12–1–36	2,068	1,917
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	4,361	3,887
Valagua Metro Dist, Eagle Cnty, CO, GO Ltd Tax Bonds, Ser 2008,
7.750%, 12–1–37	3,000	1,745
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	3,385	3,357

		63,087

Connecticut – 0.6%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	4,500	4,890

Florida – 3.0%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,369
6.750%, 11–1–39	2,250	2,379
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011,
7.750%, 1–1–41	4,000	4,333
FL Dev Fin Corp, Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10–1–38	2,000	2,058
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A,
6.000%, 9–15–40	6,000	6,069
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012A,
6.000%, 6–15–32	2,600	2,357
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at HealthPark FL, Inc. Proj), Ser2012,
6.500%, 10–1–47	3,835	3,996

		23,561

Georgia – 1.0%
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A,
8.750%, 6–1–29	3,000	3,603

DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	2,000	2,118
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A:
7.400%, 1–1–24	660	671
7.400%, 1–1–34	1,725	1,740

		8,132

Guam – 0.4%
Govt of GU, GO Bonds, Ser 2009A,
7.000%, 11–15–39	2,700	2,903

Hawaii – 0.3%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	400	462
9.000%, 11–15–44	2,000	2,298

		2,760

Illinois – 10.0%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	2,735	2,513
5.700%, 5–1–36	2,500	2,319
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	3,000	2,671
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010,
6.125%, 12–1–18	1,500	1,616
Cook Cnty, IL Recovery Zone Fac Rev Bonds (Navistar Intl Corp Proj), Ser 2010,
6.500%, 10–15–40	8,500	8,673
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	2,300	2,398
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj),Ser 2010A,
8.000%, 5–15–46	7,000	8,004
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–38	2,565	3,062
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	5,000	5,593
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C,
6.625%, 11–1–39	3,000	3,515
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012,
6.500%, 12–1–32	4,660	4,400
IL Fin Auth Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.750%, 5–15–46	2,500	2,445
State of IL GO Bonds,
5.500%, 7–1–38	2,000	2,048
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A,
5.000%, 1–1–38	2,500	2,610
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (B)	7,385	5,478
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	2,500	2,655
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12–1–36	2,675	2,088

SW IL Dev Auth, Local Govt Prog Rev Bonds (Collinsville Ltd Incr Sales Tax Proj), Ser 2007,
5.350%, 3–1–31	4,440	3,240
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	3,795	4,683
SW IL Dev Auth, Local Govt Prog Rev Bonds (G ranite City Proj), Ser 2009,
8.000%, 1–15–22	1,035	1,109
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	3,360	3,381
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	3,500	3,665
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	2,000	2,060

		80,226

Indiana – 2.8%
City of Carmel, IN, Rev Bonds, Ser 2012A,
7.125%, 11–15–47	6,250	6,548
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	2,000	2,026
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	1,240	1,278
IN Fin Auth, Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A,
9.000%, 7–1–39	1,500	1,751
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	2,000	2,161
Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
6.500%, 2–1–30	2,000	2,100
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	3,815	3,966
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	2,740	2,831

		22,661

Iowa – 0.6%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	4,500	4,621

Kansas – 2.6%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	3,000	3,399
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A,
6.750%, 9–1–30	2,920	3,112
Lawrence, KS (The Bowersock Mills & Power Co Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	3,500	3,454
Lenexa, KS, Spl Oblig Tax Incr Rev Bonds (City Ctr East Proj I), Ser 2007,
6.000%, 4–1–27 (C)	4,920	2,436
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A,
6.000%, 11–15–38	3,750	3,759
Olathe, KS, Spl Oblig Tax Incr Rev Bonds (West Vlg Ctr Proj), Ser 2007:
5.450%, 9–1–22	1,655	1,143

5.500%, 9–1–26	790	501
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
5.000%, 12–1–16 (C)	1,257	497
5.000%, 12–1–28 (C)	1,755	694
Cert of Part in Rental Payments for Spring Hill Golf Corp, Ser 1998A:
5.750%, 1–15–06 (C)	75	9
6.250%, 1–15–13 (C)	270	31
6.375%, 1–15–20 (C)	325	37
6.500%, 1–15–28 (C)	4,470	514
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006,
6.200%, 9–1–26	1,000	994
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B – Major Multi-Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6–1–21 (B)	795	513

		21,093

Kentucky – 1.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	6,078
6.500%, 3–1–45	2,500	2,778

		8,856

Louisiana – 0.8%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,108
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	4,600	5,178

		6,286

Maryland – 0.6%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,250	1,359
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	3,000	3,184

		4,543

Massachusetts – 1.5%
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A,
7.875%, 6–1–44 (C)	1,100	505
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C-2,
6.250%, 6–1–14 (C)	815	407
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
7.000%, 7–1–42	4,000	4,483
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines,Inc., Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC),
0.398%, 1–1–31 (A)	5,000	4,100
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines,Inc, Proj), Ser 2001C (Auction Rate Sec) (Insured by AMBAC),
0.318%, 1–1–31 (A)	2,500	2,106

		11,601

Michigan – 6.0%
The Econ Dev Corp of Dearborn, MI, Ltd Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	1,390	1,430
7.000%, 11–15–38	2,400	2,416

Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C-1),
7.000%, 7–1–27	3,000	3,280
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7–1–33	3,500	3,897
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	1,650	1,843
7.500%, 7–1–39	1,500	1,681
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Oblig Group), Ser 1998A,
5.750%, 9–1–17	1,100	1,101
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A,
6.500%, 12–1–40	3,000	3,053
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,002
7.450%, 10–1–41	1,000	1,008
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45	9,815	10,673
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Backed Bonds, Ser 2008A,
6.875%, 6–1–42	7,600	7,617
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.250%, 9–1–39	7,000	8,566

		47,567

Missouri – 9.8%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	2,950	3,162
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B,
8.000%, 5–1–28	2,000	2,089
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A,
6.250%, 10–1–17	2,200	2,203
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A,
5.950%, 11–1–29	2,900	2,643
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11–1–35	2,500	1,927
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	526
6.125%, 12–1–36	675	514
Chillicothe, MO, Tax Incr Rev Bonds (South U.S. 65 Proj), Ser 2006:
5.625%, 4–1–24	860	788
5.625%, 4–1–27	1,500	1,318
Crossings Cmnty Impvt Dist, Rev Bonds (Wildwood, MO), Ser 2006,
5.000%, 3–1–26	2,000	1,936
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	1,540	1,448

The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12–1–28 (C)	1,000	246
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	500	421
5.400%, 10–1–26	760	589
5.500%, 10–1–31	1,500	1,091
5.550%, 10–1–36	400	275
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,600	2,579
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	4,440	4,504
6.500%, 1–1–35	3,000	3,026
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004,
5.900%, 3–1–24	2,500	2,515
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008,
7.000%, 4–1–28 (C)	5,700	3,959
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,185	1,060
The Indl Dev Auth of Lee’s Summit, MO, Sr Living Fac Rev Bonds (John Knox Vlg Oblig Group), Ser 2007A,
5.125%, 8–15–32	1,000	938
Liberty, MO, Tax Incr Rev Bonds (Liberty Triangle Proj), Ser 2004,
5.750%, 9–1–24	650	648
M150 and 135th Street Trans Dev Dist, Trans Sales Tax Rev Bonds (State Line Station Proj-Kansas City), Ser 2004,
6.000%, 10–1–34	2,700	2,649
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Hwy 141/Manchester Road Proj), Ser 2010,
6.875%, 11–1–39	5,000	5,164
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A,
6.500%, 10–1–30	1,500	1,673
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2004A,
5.500%, 12–1–24	2,000	2,095
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6–1–20	1,000	1,118
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	3,500	3,236
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (C)	4,000	280
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	3,000	3,078
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	6,000	6,021
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B,
9.000%, 11–1–31	3,000	3,024

The Indl Dev Auth of St. Louis, MO, Tax Incr and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007,
5.750%, 11–1–27	1,500	1,439
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (B)	1,500	421
0.000%, 7–15–37 (B)	2,500	661
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	3,000	3,006
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4–1–27 (C)	1,250	619
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009,
7.500%, 4–1–32	3,000	3,210

		78,099

Nebraska – 1.4%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	9,000	9,148
5.000%, 9–1–42	2,000	1,974

		11,122

Nevada – 1.1%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	5,000	5,482
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	3,000	3,538

		9,020

New Jersey – 1.9%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
5.125%, 9–15–23	2,000	1,942
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	2,500	3,306
Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A Sr Current Int Bonds,
4.750%, 6–1–34	3,345	2,680
Tob Stlmt Fin Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A,
5.000%, 6–1–41	8,980	7,206

		15,134

New York – 3.1%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A:
6.500%, 1–1–27	1,500	847
6.700%, 1–1–43	5,000	2,824
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.500%, 8–1–16	2,500	2,553
7.750%, 8–1–31	3,500	3,856
The Orange Co Funding Corp (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	6,015	5,454

Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005,
6.375%, 1–1–39	1,800	1,655
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1–1–20	1,735	1,736
7.250%, 1–1–30	1,000	1,001
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	4,720	4,724

		24,650

Ohio – 1.8%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	3,500	3,969
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10–1–19	4,315	4,913
Summit Cnty Port Auth, OH (Cleveland – Flats East Dev Proj), Ser 2010B,
6.875%, 5–15–40	1,250	1,323
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C,
6.375%, 11–15–32	3,875	3,957

		14,162

Oklahoma – 0.8%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,026
6.000%, 11–15–38	4,550	4,480

		6,506

Oregon – 1.3%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	4,000	4,827
Port of Portland, OR, Portland Intl Arpt, Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,000	5,514

		10,341

Pennsylvania – 1.7%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	3,000	3,458
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
5.250%, 1–1–41	3,000	2,800
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	6,540	5,791
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (C)	1,850	498
7.350%, 7–1–22 (C)	3,400	916

		13,463

Puerto Rico – 1.6%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	2,000	1,966
5.500%, 7–1–39	3,750	3,436
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.250%, 7–1–40	2,000	1,838

PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	5,000	5,325

		12,565

South Carolina – 0.7%
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A,
6.500%, 4–1–42	5,000	5,614

Tennessee – 0.7%
Upper Cumberland Gas Util Dist (Cumberland Cnty, TN) Gas Sys Rev Rfdg Bonds, Ser 2005:
6.800%, 5–1–19	1,765	1,776
6.900%, 5–1–29	3,750	3,729

		5,505

Texas – 14.2%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	1,750	1,869
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	3,500	4,354
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (B)	2,000	521
0.000%, 1–1–40 (B)	1,500	301
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	5,500	5,439
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B,
5.000%, 11–1–44	5,000	5,112
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A,
9.000%, 9–1–38	3,000	3,121
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	4,500	4,710
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.250%, 12–1–35	2,000	2,591
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A:
5.250%, 2–15–14	700	706
5.250%, 2–15–15	710	721
5.500%, 2–15–27	1,500	1,443
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–38	1,600	1,501
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	5,325	6,230
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,196
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr LifeCare Cmnty Proj), Ser 2005A,
6.625%, 7–1–36	6,000	6,115
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2007,
5.500%, 2–15–37	2,320	2,334

Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2–15–37	4,500	4,767
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds(Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser2011,
6.875%, 12–1–24	2,000	2,081
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	966
6.500%, 8–15–39	1,800	1,943
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	6,000	6,226
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	6,000	6,032
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11–15–39	750	810
8.250%, 11–15–44	7,000	7,569
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	475	516
7.750%, 6–1–39	1,200	1,328
TX Muni Gas Acquisition and Supply Corp III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	1,000	991
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	5,000	5,773
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH–635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,829
7.000%, 6–30–40	6,000	7,034
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	5,400	5,960
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	3,000	3,239
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8–15–41	6,445	6,473

		112,801

Utah – 0.5%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A:
5.300%, 6–1–28	2,000	2,119
5.500%, 6–1–37	2,000	2,106

		4,225

Virginia – 3.1%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A:
6.000%, 6–1–43	3,911	3,529
2.000%, 10–1–48	1,265	—	*
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007,
5.625%, 9–1–41	2,779	2,262
Marquis Comnty Dev Auth (VA), Rev Bonds, Ser 2007,
0.000%, 9–1–41 (B)	821	76

Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. – Harbor’s Edge Proj), Ser 2004A:
6.000%, 1–1–25	1,050	1,050
6.125%, 1–1–35	3,640	3,519
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership - Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	2,245	2,113
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	5,000	5,965
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco, LLC Proj), Ser 2012,
5.500%, 1–1–42	5,000	4,799
VA Small Business Fin Auth Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
5.000%, 7–1–34	2,000	1,841

		25,155

Washington – 1.6%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	2,250	2,503
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007:
5.625%, 12–1–25	1,500	1,560
5.750%, 12–1–28	1,510	1,572
WA Hsng Fin Comsn, Nonprofit Hsng Rev And Rfdg Rev Bonds (Mirabella Proj), Ser 2012 C,
5.000%, 10–1–17	1,900	1,873
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	4,100	4,963

		12,471

Wisconsin – 0.4%
Pub Fin Auth Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	1,500	1,423
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,075
6.125%, 6–1–39	1,000	1,070

		3,568

Wyoming – 0.5%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–38	4,000	4,375

TOTAL MUNICIPAL BONDS – 97.4%		$778,192
(Cost: $769,856)

SHORT–TERM SECURITIES
Commercial Paper – 0.8%
John Deere Canada ULC (GTD by Deere & Company), 0.090%, 7–11–13 (D)	6,923	6,923

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (E)	71	71

Municipal Obligations – 0.2%
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02–01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.),
0.060%, 7–7–13 (E)	350	350
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.070%, 7–7–13 (E)	500	500
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.060%, 7–1–13 (E)	517	517

		1,367

TOTAL SHORT–TERM SECURITIES – 1.0%		$8,361
(Cost: $8,361)

TOTAL INVESTMENT SECURITIES – 98.4%		$786,553
(Cost: $778,217)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.6%		12,035

NET ASSETS – 100.0%		$798,588

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at June 30, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$771,986	$6,206
Short-Term Securities	—	8,361	—
Total	$—	$780,347	$6,206

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

FHA = Federal Housing Administration

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$778,217

Gross unrealized appreciation	50,321
Gross unrealized depreciation	(41,985)

Net unrealized appreciation	$8,336

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	August 23, 2013

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	August 23, 2013